Fidelity ®

Institutional

Money Market

Funds

Semiannual Report

September 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Domestic Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2002 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 85.1%
10/3/02	1.65%	$ 17,656,000	$ 17,654,382
10/3/02	1.67	136,241,000	136,228,384
10/10/02	1.67	5,287,000	5,284,799
10/10/02	1.69	35,000,000	34,985,256
10/10/02	1.70	115,000,000	114,951,269
10/10/02	1.98	25,000,000	24,987,750
10/17/02	1.63	14,588,000	14,577,432
10/17/02	1.67	40,000,000	39,970,311
10/17/02	1.68	40,000,000	39,970,222
10/17/02	1.91	15,000,000	14,987,400
10/17/02	1.93	25,000,000	24,978,778
10/17/02	1.95	15,000,000	14,987,133
10/17/02	1.96	15,000,000	14,987,067
10/24/02	1.62	74,571,000	74,493,819
10/24/02	1.92	15,000,000	14,981,792
11/7/02	1.90	50,000,000	49,903,235
11/14/02	1.89	42,500,000	42,402,864
11/14/02	1.92	45,500,000	45,394,339
11/21/02	1.90	40,000,000	39,893,467
11/29/02	1.90	40,000,000	39,876,756
12/5/02	1.92	60,000,000	59,794,167
12/19/02	1.66	25,000,000	24,909,479
12/19/02	1.68	30,000,000	29,890,058
12/19/02	1.82	50,000,000	49,802,500
12/26/02	1.58	15,000,000	14,943,742
1/2/03	1.75	60,000,000	59,731,815
1/9/03	1.71	87,588,000	87,174,651
1/30/03	1.69	25,000,000	24,859,253
1/30/03	1.70	35,000,000	34,801,281
2/6/03	1.60	16,035,000	15,944,349
2/13/03	1.61	28,509,000	28,337,946
2/27/03	1.61	25,000,000	24,834,962
3/6/03	1.60	45,000,000	44,690,925
3/13/03	1.64	30,000,000	29,778,592
3/13/03	1.66	15,000,000	14,888,277
			1,349,878,452
U.S. Treasury Bonds - 1.3%
11/15/02	1.76	20,000,000	20,147,897
U.S. Treasury Notes - 11.1%
10/31/02	1.97	20,000,000	20,060,417
10/31/02	2.32	12,500,000	12,533,977
12/31/02	2.12	20,000,000	20,144,968
1/31/03	1.65	20,000,000	20,201,289
2/15/03	1.65	50,000,000	50,836,605
4/30/03	2.20	10,000,000	10,100,249
4/30/03	2.24	7,000,000	7,068,185
4/30/03	2.25	5,000,000	5,048,641
8/15/03	1.69	6,300,000	6,490,915

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
8/15/03	1.70%	$ 8,700,000	$ 8,962,753
8/15/03	1.75	15,000,000	15,446,764
			176,894,763
U.S. Treasury Notes - principal STRIPS - 2.5%
2/15/03	2.04	15,000,000	14,884,149
2/15/03	2.07	10,000,000	9,921,340
2/15/03	2.25	15,000,000	14,872,695
			39,678,184
TOTAL INVESTMENT PORTFOLIO - 100.0%	1,586,599,296
NET OTHER ASSETS - 0.0%	418,175
NET ASSETS - 100%	$ 1,587,017,471
Total Cost for Income Tax Purposes $ 1,586,599,296

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,586,599,296
Cash		492
Interest receivable		2,771,790
Receivable from investment adviser for expense reductions		41,961
Total assets		1,589,413,539

Liabilities
Payable for fund shares redeemed	$ 1,000,000
Distributions payable	950,223
Accrued management fee	273,429
Distribution fees payable	72,146
Other payables and accrued expenses	100,270
Total liabilities		2,396,068

Net Assets		$ 1,587,017,471
Net Assets consist of:
Paid in capital		$ 1,587,032,825
Accumulated net realized gain (loss) on investments		(15,354)
Net Assets		$ 1,587,017,471

Class I: Net Asset Value, offering price and redemption price per share ($1,181,569,717 ÷ 1,181,184,034 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($175,509,551 ÷ 175,471,737 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($209,251,790 ÷ 209,182,380 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($20,686,413 ÷ 20,686,115 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Interest		$ 14,919,496
Expenses
Management fee	$ 1,593,871
Transfer agent fees	135,302
Distribution fees	443,031
Accounting fees and expenses	80,745
Non-interested trustees' compensation	2,853
Custodian fees and expenses	13,418
Registration fees	58,931
Audit	18,015
Legal	4,337
Miscellaneous	7,242
Total expenses before reductions	2,357,745
Expense reductions	(313,351)	2,044,394
Net investment income		12,875,102
Net Realized Gain (Loss) on investments		(18,574)
Net increase in net assets resulting from operations		$ 12,856,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Operations
Net investment income	$ 12,875,102	$ 47,965,618
Net realized gain (loss)	(18,574)	148,028
Net increase (decrease) in net assets resulting from operations	12,856,528	48,113,646
Distributions to shareholders from net investment income	(12,875,102)	(47,965,618)
Share transactions - net increase (decrease)	(32,813,243)	265,682,087
Total increase (decrease) in net assets	(32,831,817)	265,830,115

Net Assets
Beginning of period	1,619,849,288	1,354,019,173
End of period	$ 1,587,017,471	$ 1,619,849,288

Financial Highlights - Class I

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.031	.059	.049	.049	.052
Distributions from net investment income	(.008)	(.031)	(.059)	(.049)	(.049)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.84%	3.14%	6.03%	4.98%	4.99%	5.33%
Ratios to Average Net Assets D
Expenses before expense reductions	.24% A	.24%	.25%	.25%	.25%	.29%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.67% A	3.00%	5.87%	4.90%	4.87%	5.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,181,570	$ 1,198,837	$ 1,053,612	$ 1,133,330	$ 949,894	$ 942,561

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio
Financial Statements - continued

Financial Highlights - Class II

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.029	.057	.047	.047	.051
Distributions from net investment income	(.008)	(.029)	(.057)	(.047)	(.047)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.76%	2.98%	5.88%	4.83%	4.84%	5.18%
Ratios to Average Net Assets D
Expenses before expense reductions	.39% A	.39%	.40%	.40%	.42%	.46%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	1.51% A	2.82%	5.72%	4.73%	4.73%	5.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,510	$ 187,069	$ 120,059	$ 52,450	$ 57,776	$ 36,847

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.028	.056	.046	.046	.050
Distributions from net investment income	(.007)	(.028)	(.056)	(.046)	(.046)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.71%	2.88%	5.77%	4.72%	4.73%	5.07%
Ratios to Average Net Assets D
Expenses before expense reductions	.49% A	.49%	.50%	.50%	.51%	.59%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	1.42% A	2.72%	5.62%	4.70%	4.56%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209,252	$ 233,842	$ 180,348	$ 161,062	$ 100,831	$ 100,465

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2002	Year ended March 31,
	(Unaudited)	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.004
Distributions from net investment income	(.008)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.81%	.36%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28% A
Expenses net of voluntary waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income	1.61% A	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,686	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investments September 30, 2002 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 38.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 29.7%
10/3/02	2.13%	$ 40,000,000	$ 39,995,311
10/10/02	1.98	40,000,000	39,980,400
10/17/02	1.91	85,000,000	84,928,600
10/17/02	1.93	75,000,000	74,936,333
10/17/02	1.95	60,000,000	59,948,533
10/24/02	1.92	85,000,000	84,896,819
11/7/02	1.90	130,000,000	129,748,143
11/14/02	1.89	200,000,000	199,542,889
11/14/02	1.90	30,000,000	29,931,067
11/14/02	1.92	50,000,000	49,883,889
11/29/02	1.89	50,000,000	49,846,354
11/29/02	1.90	120,000,000	119,630,267
12/5/02	1.92	215,000,000	214,262,431
12/19/02	1.66	145,000,000	144,474,979
12/19/02	1.68	100,000,000	99,633,528
12/19/02	1.82	95,000,000	94,624,750
1/2/03	1.75	380,000,000	378,301,412
1/9/03	1.71	235,000,000	233,890,278
1/30/03	1.69	50,000,000	49,718,507
1/30/03	1.70	50,000,000	49,716,115
2/27/03	1.61	100,000,000	99,339,847
3/6/03	1.51	75,000,000	74,512,500
3/6/03	1.60	100,000,000	99,313,167
3/13/03	1.64	170,000,000	168,745,353
3/13/03	1.66	90,000,000	89,329,662
			2,759,131,134
U.S. Treasury Notes - 8.6%
10/31/02	1.97	25,000,000	25,075,521
10/31/02	2.32	50,000,000	50,135,910
12/31/02	1.77	65,000,000	65,608,664
12/31/02	1.83	25,000,000	25,230,698
12/31/02	2.12	106,000,000	106,831,545
2/15/03	1.65	185,000,000	188,095,439
4/30/03	2.20	60,000,000	60,601,494
4/30/03	2.24	45,000,000	45,438,335
4/30/03	2.25	25,000,000	25,243,203
4/30/03	2.30	43,000,000	43,830,048
8/15/03	1.70	58,200,000	59,957,729
8/15/03	1.75	100,000,000	102,978,427
			799,027,013
U.S. Treasury Notes - principal STRIPS - 0.4%
2/15/03	2.04	35,000,000	34,729,681
TOTAL U.S. TREASURY OBLIGATIONS			3,592,887,828
Repurchase Agreements - 62.1%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 9/30/02 due 10/1/02 At:
1.89%	$ 416,130,805	$ 416,109,000
1.90%	307,740,241	307,724,000
1.91%	5,050,267,306	5,050,000,000
TOTAL REPURCHASE AGREEMENTS		5,773,833,000
TOTAL INVESTMENT PORTFOLIO - 100.8%	9,366,720,828
NET OTHER ASSETS - (0.8)%	(74,316,974)
NET ASSETS - 100%	$ 9,292,403,854
Total Cost for Income Tax Purposes $ 9,366,720,828
Income Tax Information
At March 31, 2002, the fund had a capital loss carryforward of approximately $137,000 all of which will expire on March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,773,833,000) - See accompanying schedule		$ 9,366,720,828
Interest receivable		10,611,043
Receivable from investment adviser for expense reductions		132,561
Total assets		9,377,464,432

Liabilities
Payable to custodian bank	$ 603
Payable for investments purchased	74,512,500
Payable for fund shares redeemed	339,016
Distributions payable	7,440,428
Accrued management fee	1,559,093
Distribution fees payable	959,221
Other payables and accrued expenses	249,717
Total liabilities		85,060,578

Net Assets		$ 9,292,403,854
Net Assets consist of:
Paid in capital		$ 9,292,813,600
Accumulated net realized gain (loss) on investments		(409,746)
Net Assets		$ 9,292,403,854

Class I: Net Asset Value, offering price and redemption price per share ($4,754,823,672 ÷ 4,754,354,225 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($243,132,453 ÷ 243,036,823 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($4,287,277,536 ÷ 4,287,735,846 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($7,170,193 ÷ 7,170,644 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Interest		$ 89,484,446
Expenses
Management fee	$ 9,563,616
Transfer agent fees	750,096
Distribution fees	5,691,599
Accounting fees and expenses	380,204
Non-interested trustees' compensation	17,200
Custodian fees and expenses	31,641
Registration fees	92,345
Audit	4,556
Legal	25,287
Miscellaneous	39,034
Total expenses before reductions	16,595,578
Expense reductions	(1,288,538)	15,307,040
Net investment income		74,177,406
Net Realized Gain (Loss) on investments		24,249
Net increase in net assets resulting from operations		$ 74,201,655

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Operations
Net investment income	$ 74,177,406	$ 271,819,888
Net realized gain (loss)	24,249	(433,995)
Net increase (decrease) in net assets resulting from operations	74,201,655	271,385,893
Distributions to shareholders from net investment income	(74,177,406)	(271,819,888)
Share transactions - net increase (decrease)	2,715,602	42,290,043
Total increase (decrease) in net assets	2,739,851	41,856,048

Net Assets
Beginning of period	9,289,664,003	9,247,807,955
End of period	$ 9,292,403,854	$ 9,289,664,003

Financial Highlights - Class I

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.030	.061	.050	.051	.054
Distributions from net investment income	(.008)	(.030)	(.061)	(.050)	(.051)	(.054)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.84%	3.00%	6.22%	5.12%	5.19%	5.55%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.24%	.24%	.24%	.25%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.67% A	2.93%	6.03%	5.00%	5.05%	5.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,754,824	$ 4,399,911	$ 5,152,269	$ 4,461,393	$ 3,935,421	$ 4,498,484

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.028	.059	.049	.049	.053
Distributions from net investment income	(.008)	(.028)	(.059)	(.049)	(.049)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.76%	2.85%	6.07%	4.97%	5.03%	5.40%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.39%	.39%	.39%	.42%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	1.51% A	2.73%	5.90%	4.89%	4.91%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,132	$ 369,643	$ 319,423	$ 473,503	$ 372,734	$ 410,383

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.027	.058	.048	.048	.052
Distributions from net investment income	(.007)	(.027)	(.058)	(.048)	(.048)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.71%	2.74%	5.96%	4.86%	4.93%	5.29%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.48%	.49%	.49%	.49%	.50%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	1.41% A	2.65%	5.79%	4.74%	4.81%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,287,278	$ 4,520,010	$ 3,776,116	$ 3,124,162	$ 2,921,727	$ 2,998,996

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Financial Highlights - Select Class

	Six months ended September 30, 2002	Year ended March 31,
	(Unaudited)	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.003
Distributions from net investment income	(.008)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.81%	.34%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.27% A
Expenses net of voluntary waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income	1.65% A	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,170	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investments September 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 59.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 29.3%
Agency Coupons - 12.7%
10/1/02	1.76% (a)	$ 85,000,000	$ 84,997,545
10/1/02	1.80 (a)	203,000,000	202,966,695
10/9/02	1.67 (a)	200,000,000	199,911,224
10/10/02	1.68 (a)	310,000,000	309,939,527
10/20/02	1.69 (a)	250,000,000	249,861,318
11/1/02	1.64 (a)	140,000,000	139,895,435
7/30/03	2.19	125,000,000	125,000,000
			1,312,571,744
Discount Notes - 16.6%
10/1/02	1.80	279,127,243	279,127,243
10/1/02	1.81	52,956,000	52,956,000
10/9/02	1.76	290,000,000	289,887,222
10/9/02	1.99	100,000,000	99,956,111
10/18/02	2.23	50,000,000	49,948,528
11/15/02	2.46	150,000,000	149,550,000
12/13/02	2.21	75,000,000	74,671,500
12/13/02	2.27	125,000,000	124,437,292
1/21/03	2.19	65,000,000	64,565,222
2/3/03	2.20	115,000,000	114,137,500
2/5/03	2.24	25,000,000	24,805,531
3/5/03	1.71	58,104,000	57,678,711
3/12/03	1.71	100,000,000	99,235,000
5/30/03	2.30	100,714,000	99,196,995
7/25/03	1.91	30,000,000	29,537,175
9/19/03	1.70	50,000,000	49,181,236
9/19/03	1.75	50,000,000	49,156,722
			1,708,027,988
			3,020,599,732
Federal Home Loan Bank - 16.3%
Agency Coupons - 11.8%
10/28/02	1.68 (a)	350,000,000	349,907,848
11/21/02	1.69 (a)	145,000,000	144,949,853
12/12/02	1.65 (a)	250,000,000	249,850,479
9/3/03	1.99	75,000,000	75,000,000
9/5/03	2.00	145,000,000	145,000,000
9/23/03	2.09	50,000,000	50,000,000
10/17/03	2.06	200,000,000	200,000,000
			1,214,708,180
Discount Notes - 4.5%
10/30/02	1.95	53,846,000	53,762,284
11/1/02	1.97	60,000,000	59,899,250
11/19/02	1.92	24,800,000	24,735,797

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
11/20/02	1.92%	$ 44,389,000	$ 44,271,739
11/27/02	1.93	50,000,000	49,848,871
11/29/02	1.92	37,000,000	36,884,786
3/7/03	1.71	200,056,000	198,579,087
			467,981,814
			1,682,689,994
Freddie Mac - 13.4%
Agency Coupons - 2.1%
10/15/02	2.00	100,000,000	100,159,018
9/22/03	2.06	115,000,000	115,000,000
			215,159,018
Discount Notes - 11.3%
10/10/02	1.90	78,352,000	78,314,979
10/10/02	2.00	25,000,000	24,987,619
11/7/02	1.92	155,445,000	155,141,450
12/5/02	1.92	250,000,000	249,142,361
12/13/02	2.00	63,000,000	62,747,055
12/20/02	1.97	138,000,000	137,402,000
1/2/03	2.14	50,000,000	49,727,458
1/8/03	2.19	50,000,000	49,703,000
1/30/03	1.77	109,566,000	108,921,539
2/27/03	1.75	250,000,000	248,209,931
			1,164,297,392
			1,379,456,410
TOTAL FEDERAL AGENCIES			6,082,746,136
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bills - 1.0%
12/5/02	1.92	100,000,000	99,656,944
Repurchase Agreements - 40.0%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
7/9/02 due 10/7/02 At 1.79%	$ 276,230,625	275,000,000
9/10/02 due 10/9/02 At 1.76%	175,248,111	175,000,000
9/20/02 due:
10/21/02 At 1.75%	500,753,472	500,000,000
10/22/02 At 1.75%	150,233,333	150,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations) dated: - continued
9/25/02 due:
10/23/02 At 1.75%	$ 300,408,333	$ 300,000,000
10/24/02 At 1.77%	300,427,750	300,000,000
9/30/02 due 10/1/02 At:
1.95%	217,823,805	217,812,000
1.97%	2,212,121,204	2,212,000,000
TOTAL REPURCHASE AGREEMENTS		4,129,812,000
TOTAL INVESTMENT PORTFOLIO - 100.0%	10,312,215,080
NET OTHER ASSETS - 0.0%	929,518
NET ASSETS - 100%	$ 10,313,144,598
Total Cost for Income Tax Purposes $ 10,312,215,080
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,129,812,000) - See accompanying schedule		$ 10,312,215,080
Receivable for fund shares sold		41,190
Interest receivable		9,723,470
Receivable from investment adviser for expense reductions		191,935
Other receivables		2,394
Total assets		10,322,174,069

Liabilities
Payable to custodian bank	$ 23
Distributions payable	6,587,496
Accrued management fee	1,754,051
Distribution fees payable	361,105
Other payables and accrued expenses	326,796
Total liabilities		9,029,471

Net Assets		$ 10,313,144,598
Net Assets consist of:
Paid in capital		$ 10,313,350,696
Accumulated net realized gain (loss) on investments		(206,098)
Net Assets		$ 10,313,144,598

Class I: Net Asset Value, offering price and redemption price per share ($8,404,911,350 ÷ 8,404,582,610 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($699,699,521 ÷ 699,578,401 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,183,315,084 ÷ 1,183,251,585 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($25,218,643 ÷ 25,217,912 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Interest		$ 104,796,517
Expenses
Management fee	$ 10,940,889
Transfer agent fees	849,276
Distribution fees	2,326,692
Accounting fees and expenses	407,460
Non-interested trustees' compensation	17,962
Custodian fees and expenses	59,063
Registration fees	103,539
Audit	50,763
Legal	30,980
Miscellaneous	16,717
Total expenses before reductions	14,803,341
Expense reductions	(1,493,494)	13,309,847
Net investment income		91,486,670
Net Realized Gain (Loss) on investments		137,443
Net increase in net assets resulting from operations		$ 91,624,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Operations
Net investment income	$ 91,486,670	$ 373,165,087
Net realized gain (loss)	137,443	317,852
Net increase (decrease) in net assets resulting from operations	91,624,113	373,482,939
Distributions to shareholders from net investment income	(91,486,670)	(373,165,087)
Share transactions - net increase (decrease)	(534,646,200)	(150,262,628)
Total increase (decrease) in net assets	(534,508,757)	(149,944,776)

Net Assets
Beginning of period	10,847,653,355	10,997,598,131
End of period	$ 10,313,144,598	$ 10,847,653,355

Financial Highlights - Class I

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.031	.062	.052	.052	.055
Distributions from net investment income	(.009)	(.031)	(.062)	(.052)	(.052)	(.055)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.86%	3.16%	6.34%	5.32%	5.31%	5.60%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.26%	.25%	.25%	.25%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.71% A	3.06%	6.13%	5.23%	5.18%	5.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,404,911	$ 8,603,811	$ 9,141,382	$ 6,033,243	$ 4,896,805	$ 3,528,366

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.030	.060	.050	.050	.053
Distributions from net investment income	(.008)	(.030)	(.060)	(.050)	(.050)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.79%	3.01%	6.18%	5.17%	5.16%	5.45%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.41%	.41%	.41%	.47%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	1.56% A	2.86%	5.98%	5.10%	4.94%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 699,700	$ 918,051	$ 827,899	$ 507,409	$ 419,679	$ 151,951

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.029	.059	.049	.049	.052
Distributions from net investment income	(.007)	(.029)	(.059)	(.049)	(.049)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.73%	2.90%	6.08%	5.06%	5.05%	5.34%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.48%	.51%	.51%	.51%	.57%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	1.46% A	2.76%	5.88%	4.98%	4.91%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183,315	$ 1,325,692	$ 1,028,317	$ 1,088,894	$ 829,083	$ 674,582

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio
Financial Statements - continued

Financial Highlights - Select Class

	Six months ended September 30, 2002	Year ended March 31,
	(Unaudited)	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.004
Distributions from net investment income	(.008)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.83%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.27% A
Expenses net of voluntary waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income	1.65% A	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,219	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Domestic Portfolio

Investments September 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 1.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates of Deposit - 1.6%
First Tennessee Bank NA, Memphis
10/14/02	1.80% (b)	$ 45,000,000	$ 45,000,000
National City Bank
10/17/02	1.96 (b)	50,000,000	50,021,287
Standard Federal Bank
10/15/02	2.07	25,000,000	25,000,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	10,000,000	10,000,000
TOTAL CERTIFICATES OF DEPOSIT			130,021,287
Commercial Paper - 36.6%

CIT Group, Inc.
10/15/02	1.85	10,000,000	9,992,806
10/23/02	1.89	5,000,000	4,994,256
11/1/02	1.89	5,000,000	4,991,906
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/8/02	1.81	20,000,000	19,993,000
10/9/02	1.78	100,000,000	99,960,444
10/11/02	1.80	35,000,000	34,982,597
10/16/02	1.80	30,000,000	29,977,625
10/17/02	1.80	5,000,000	4,996,022
10/29/02	1.80	100,000,000	99,860,778
11/4/02	1.71	10,000,000	9,983,944
11/5/02	1.71	70,000,000	69,884,306
Citicorp
10/22/02	1.76	25,000,000	24,974,479
1/21/03	1.77	45,000,000	44,753,600
Corporate Asset Funding Co.
10/18/02	1.77	75,000,000	74,937,313
CXC, Inc.
2/25/03	1.80	60,000,000	59,563,900
Edison Asset Securitization LLC
10/2/02	1.81	75,000,000	74,996,250
10/3/02	1.92	40,000,000	39,995,778
10/8/02	1.80	70,000,000	69,975,636
11/18/02	1.84	50,000,000	49,878,000
11/20/02	1.70	75,000,000	74,823,958
2/11/03	1.70	30,000,000	29,812,692
Enterprise Funding Corp.
10/7/02	1.77	176,958,000	176,905,797
11/6/02	1.72	17,000,000	16,970,930
Falcon Asset Securitization Corp.
10/15/02	1.77	50,000,000	49,965,583
10/16/02	1.77	49,509,000	49,472,487
GE Capital International Funding, Inc.
2/19/03	1.75	30,000,000	29,796,725
3/11/03	1.79	35,000,000	34,722,946

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Electric Capital Corp.
12/6/02	2.10%	$ 55,000,000	$ 54,791,275
12/12/02	2.10	60,000,000	59,751,600
General Electric Capital Services, Inc.
12/6/02	2.10	55,000,000	54,791,275
Goldman Sachs Group, Inc.
2/21/03	1.75	35,000,000	34,759,482
Jupiter Securitization Corp.
12/18/02	1.90	100,909,000	100,497,964
Kitty Hawk Funding Corp.
10/7/02	1.77	88,161,000	88,134,993
2/18/03	1.72	30,932,000	30,727,505
Morgan Stanley
10/1/02	2.08 (b)	380,000,000	380,000,000
New Center Asset Trust
11/5/02	1.71	30,000,000	29,950,417
Newcastle (Discover Card Master Trust)
10/8/02	1.78	25,000,000	24,991,347
Park Avenue Receivables Corp.
10/17/02	1.77	19,141,000	19,125,942
11/7/02	1.71	50,000,000	49,912,639
11/20/02	1.70	25,457,000	25,397,247
Preferred Receivables Funding Corp.
10/10/02	1.78	29,292,000	29,278,965
Quincy Capital Corp.
10/10/02	1.77	5,601,000	5,598,522
10/11/02	1.77	10,062,000	10,057,053
10/15/02	1.77	62,991,000	62,947,641
10/18/02	1.77	73,819,000	73,757,300
Salomon Smith Barney Holdings, Inc.
10/22/02	1.76	85,000,000	84,913,229
Three Rivers Funding Corp.
10/11/02	1.77	20,721,000	20,710,812
Triple-A One Funding Corp.
10/10/02	1.77	30,210,000	30,196,632
10/11/02	1.77	342,879,000	342,710,418
Variable Funding Capital Corp.
10/7/02	1.81	50,000,000	49,985,000
Wells Fargo & Co.
12/20/02	1.73	40,000,000	39,847,111
TOTAL COMMERCIAL PAPER			2,993,998,127
Federal Agencies - 19.3%

Fannie Mae - 9.6%
Agency Coupons - 1.5%
7/30/03	2.19	70,000,000	70,000,000
9/5/03	2.00	55,000,000	55,000,000
			125,000,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - continued
Discount Notes - 8.1%
10/30/02	1.96%	$ 41,000,000	$ 40,935,926
10/30/02	1.97	25,000,000	24,960,729
11/13/02	1.87	32,000,000	31,929,289
11/13/02	1.92	60,000,000	59,863,833
11/13/02	1.93	25,000,000	24,942,965
11/13/02	1.97	50,000,000	49,883,542
11/20/02	1.87	26,346,000	26,278,305
12/11/02	1.90	100,000,000	99,629,222
12/13/02	2.13	125,000,000	124,467,708
12/13/02	2.21	55,000,000	54,759,100
2/3/03	2.20	60,000,000	59,550,000
2/5/03	2.24	60,000,000	59,533,275
			656,733,894
			781,733,894
Federal Home Loan Bank - 6.1%
Agency Coupons - 3.6%
9/3/03	1.99	55,000,000	55,000,000
9/5/03	2.00	50,000,000	50,000,000
9/5/03	2.03	25,000,000	24,995,620
9/8/03	2.00	40,000,000	39,998,398
9/23/03	2.09	50,000,000	50,000,000
10/17/03	2.06	75,000,000	75,000,000
			294,994,018
Discount Notes - 2.5%
11/1/02	1.97	90,000,000	89,848,875
11/22/02	1.88	110,975,000	110,676,847
			200,525,722
			495,519,740
Freddie Mac - 3.6%
Agency Coupons - 0.5%
9/22/03	2.06	40,000,000	40,000,000
Discount Notes - 3.1%
11/15/02	1.96	100,000,000	99,757,500
12/6/02	2.04	50,000,000	49,815,292
1/8/03	2.25	45,466,000	45,189,055
2/27/03	1.75	65,000,000	64,534,582
			259,296,429
			299,296,429
TOTAL FEDERAL AGENCIES			1,576,550,063
U.S. Treasury Obligations - 1.8%

U.S. Treasury Bills - 1.2%
11/21/02	1.87	100,000,000	99,737,917

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Notes - 0.6%
12/31/02	1.87%	$ 50,000,000	$ 50,456,304
TOTAL U.S. TREASURY OBLIGATIONS			150,194,221
Bank Notes - 9.9%

American Express Centurion Bank
10/7/02	1.79 (b)	75,000,000	75,000,751
Bank of America NA
10/9/02	1.93 (b)	35,000,000	35,038,759
11/4/02	1.95	75,000,000	75,000,000
Bank One NA, Chicago
10/17/02	1.92 (b)	80,000,000	80,024,572
11/7/02	1.93 (b)	50,000,000	50,037,635
3/24/03	1.70	75,000,000	75,000,000
National City Bank
10/1/02	1.80 (b)	60,000,000	60,005,247
10/2/02	1.80 (b)	37,000,000	37,003,876
10/10/02	1.91 (b)	25,000,000	25,000,641
U.S. Bank NA, Cincinnati
10/28/02	1.74 (b)	100,000,000	99,976,729
U.S. Bank NA, Minnesota
10/31/02	1.73 (b)	200,000,000	199,957,339
TOTAL BANK NOTES			812,045,549
Master Notes - 1.6%

Goldman Sachs Group, Inc.
10/1/02	2.11 (b)(c)	70,000,000	70,000,000
10/1/02	2.12 (b)(c)	60,000,000	60,000,000
TOTAL MASTER NOTES			130,000,000
Medium-Term Notes - 5.5%

Bank One Corp.
10/30/02	2.02 (b)	25,000,000	25,004,803
CIT Group, Inc.
11/4/02	2.04 (b)	25,000,000	25,004,483
CXC, Inc.
10/1/02	1.79 (b)	112,000,000	112,000,000
General Electric Capital Corp.
10/9/02	1.84 (b)	60,000,000	60,000,000
10/17/02	1.85 (b)	55,000,000	55,000,000
10/22/02	1.93 (b)	10,000,000	10,007,723
10/28/02	1.81 (b)	8,000,000	8,000,000
Harwood Street Funding I LLC
10/21/02	1.95 (b)	30,000,000	30,000,000
J.P. Morgan Chase & Co.
10/30/02	1.94 (b)	75,000,000	75,041,783
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Merck & Co., Inc.
10/25/02	1.77% (b)	$ 50,000,000	$ 50,000,000
TOTAL MEDIUM-TERM NOTES			450,058,792
Short-Term Notes - 3.4%

Jackson National Life Insurance Co.
10/1/02	2.02 (b)(c)	10,000,000	10,000,000
Metropolitan Life Insurance Co.
10/1/02	2.05 (b)(c)	30,000,000	30,000,000
Monumental Life Insurance Co.
10/1/02	1.96 (b)(c)	10,000,000	10,000,000
10/1/02	1.99 (b)(c)	10,000,000	10,000,000
New York Life Insurance Co.
10/1/02	1.99 (b)(c)	60,000,000	60,000,000
SMM Trust 2001 M
12/13/02	1.82 (b)(c)	50,000,000	50,000,000
Transamerica Occidental Life Insurance Co.
11/1/02	1.99 (b)(c)	35,000,000	35,000,000
Travelers Insurance Co.
10/1/02	1.97 (b)(c)	65,000,000	65,000,000
11/15/02	1.86 (b)(c)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			275,000,000
Municipal Securities - 1.2%

Access to Lns. for Learning Student Ln. Corp. Rev. Bonds (Student Ln. Prog.) Series 2001 II A5, 1.82%, tender, LOC State Street Bank & Trust Co., Boston
7/1/03	1.82 (b)	43,400,000	43,400,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 1.82%, tender, LOC Sallie Mae
2/1/03	1.82 (a)(b)	55,000,000	55,000,000
TOTAL MUNICIPAL SECURITIES			98,400,000
Repurchase Agreements - 19.1%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 9/30/02 due 10/1/02 At:
1.95%	$ 268,793,567	$ 268,779,000
1.97%	566,031,013	566,000,000
With:
Banc of America Securities LLC At 2.08%, dated 9/30/02 due 10/1/02 (Collateralized by Commercial Paper Obligations with principal amounts of $51,792,563, 0% - 1.82%, 10/29/02 - 10/28/03)	50,002,889	50,000,000
Goldman Sachs & Co. At:
2.08%, dated 9/30/02 due 10/1/02 (Collateralized by Corporate Obligations with principal amounts of $47,883,272, 0% - 7.75%, 2/1/06 - 6/30/33)	50,002,889	50,000,000
2.13%, dated 9/30/02 due 10/1/02 (Collateralized by Corporate Obligations with principal amounts of $386,039,939, 0% - 14.5%, 11/15/02 - 11/15/43)	100,005,917	100,000,000
J.P. Morgan Securities, Inc. At 2.06%, dated 9/30/02 due 10/1/02 (Collateralized by Corporate Obligations with principal amounts of $193,304,000, 0% - 7.38%, 12/31/02 - 12/1/26)	200,011,444	200,000,000
Lehman Brothers Commercial Paper, Inc. At 2.1%, dated 9/30/02 due 10/1/02 (Collateralized by Commercial Paper Obligations with principal amounts of $256,149,000, 0% - 2.57%, 10/1/02 - 5/22/03)	250,014,583	250,000,000
Salomon Smith Barney At 2.15%, dated 9/30/02 due 10/1/02 (Collateralized by Corporate and Mortgage Loan Obligations with principal amounts of $84,727,038, 0% - 12%, 12/1/05 - 8/25/32)	75,004,479	75,000,000
TOTAL REPURCHASE AGREEMENTS		1,559,779,000
TOTAL INVESTMENT PORTFOLIO - 100.0%	8,176,047,039
NET OTHER ASSETS - 0.0%	(902,503)
NET ASSETS - 100%	$ 8,175,144,536
Total Cost for Income Tax Purposes $ 8,176,047,039
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,000,000 or 0.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 2.11%, 10/1/02	8/26/02	$ 70,000,000
2.12%, 10/1/02	9/24/02	$ 60,000,000
Jackson National Life Insurance Co. 2.02%, 10/1/02	7/6/99	$ 10,000,000
Metropolitan Life Insurance Co. 2.05%, 10/1/02	3/26/02	$ 30,000,000
Monumental Life Insurance Co.: 1.96%, 10/1/02	9/17/98	$ 10,000,000
1.99%, 10/1/02	3/12/99	$ 10,000,000
New York Life Insurance Co. 1.99%, 10/1/02	2/28/02	$ 60,000,000
SMM Trust 2001 M 1.82%, 12/13/02	12/11/01	$ 50,000,000
Transamerica Occidental Life Insurance Co. 1.99%, 11/1/02	4/28/00	$ 35,000,000
Travelers Insurance Co.: 1.86%, 11/15/02	5/15/02	$ 5,000,000
1.97%, 10/1/02	3/28/02	$ 65,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $405,000,000 or 5% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $10,121,500. The weighted average interest rate was 1.86%. Interest earned from the interfund lending program amounted to $1,045 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Domestic Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,559,779,000) - See accompanying schedule		$ 8,176,047,039
Interest receivable		5,829,705
Receivable from investment adviser for expense reductions		152,212
Total assets		8,182,028,956

Liabilities
Payable to custodian bank	$ 285,235
Payable for fund shares redeemed	841,200
Distributions payable	3,842,315
Accrued management fee	1,317,632
Distribution fees payable	379,751
Other payables and accrued expenses	218,287
Total liabilities		6,884,420

Net Assets		$ 8,175,144,536
Net Assets consist of:
Paid in capital		$ 8,175,084,943
Accumulated net realized gain (loss) on investments		59,593
Net Assets		$ 8,175,144,536

Class I: Net Asset Value, offering price and redemption price per share ($6,046,372,663 ÷ 6,045,836,043 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($701,976,042 ÷ 701,857,711 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,327,213,039 ÷ 1,327,452,247 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($99,582,792 ÷ 99,580,791 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Interest		$ 81,418,808
Expenses
Management fee	$ 8,352,810
Transfer agent fees	656,587
Distribution fees	2,280,750
Accounting fees and expenses	337,070
Non-interested trustees' compensation	15,288
Custodian fees and expenses	60,178
Registration fees	262,327
Audit	26,228
Legal	22,784
Miscellaneous	12,380
Total expenses before reductions	12,026,402
Expense reductions	(1,321,859)	10,704,543
Net investment income		70,714,265
Net Realized Gain (Loss) on investments		107,555
Net increase in net assets resulting from operations		$ 70,821,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Domestic Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Operations
Net investment income	$ 70,714,265	$ 287,902,443
Net realized gain (loss)	107,555	305,074
Net increase (decrease) in net assets resulting from operations	70,821,820	288,207,517
Distributions to shareholders from net investment income	(70,714,265)	(287,902,443)
Share transactions - net increase (decrease)	(905,053,403)	(575,908,772)
Total increase (decrease) in net assets	(904,945,848)	(575,603,698)

Net Assets
Beginning of period	9,080,090,384	9,655,694,082
End of period	$ 8,175,144,536	$ 9,080,090,384

Financial Highlights - Class I

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.031	.062	.053	.052	.055
Distributions from net investment income	(.009)	(.031)	(.062)	(.053)	(.052)	(.055)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.88%	3.17%	6.43%	5.45%	5.37%	5.64%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.25%	.26%	.27%	.26%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.74% A	3.14%	6.21%	5.47%	5.17%	5.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,046,373	$ 6,782,201	$ 6,829,159	$ 4,362,301	$ 2,229,906	$ 1,170,833

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.030	.061	.052	.051	.054
Distributions from net investment income	(.008)	(.030)	(.061)	(.052)	(.051)	(.054)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.81%	3.01%	6.27%	5.29%	5.22%	5.49%
Ratios to Average Net Assets D
Expenses before expense reductions	.39% A	.38%	.40%	.41%	.43%	.56%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	1.60% A	2.96%	6.06%	5.21%	4.92%	5.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 701,976	$ 886,244	$ 1,295,039	$ 315,890	$ 324,648	$ 34,455

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.029	.060	.051	.050	.053
Distributions from net investment income	(.007)	(.029)	(.060)	(.051)	(.050)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.75%	2.91%	6.16%	5.19%	5.11%	5.38%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.49%	.50%	.52%	.53%	.56%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	1.49% A	2.81%	5.96%	5.20%	4.84%	5.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,327,213	$ 1,406,541	$ 1,531,496	$ 1,441,394	$ 597,374	$ 73,298

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Domestic Portfolio
Financial Statements - continued

Financial Highlights - Select Class

	Six months ended September 30, 2002	Year ended March 31,
	(Unaudited)	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.004
Distributions from net investment income	(.009)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.85%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.27% A
Expenses net of voluntary waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income	1.67% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,583	$ 5,104

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investments September 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 41.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.2%
U.S. Bank NA, Cincinnati
11/1/02	1.95%	$ 30,000,000	$ 30,000,000
London Branch, Eurodollar, Foreign Banks - 15.7%
ABN-AMRO Bank NV
11/8/02	2.00	110,000,000	110,000,000
Banco Bilbao Vizcaya Argentaria SA
10/9/02	1.82	15,000,000	15,000,016
12/23/02	2.00	20,000,000	20,004,445
Barclays Bank PLC
10/10/02	1.80	80,000,000	80,000,000
10/11/02	1.80	177,000,000	177,000,000
10/24/02	2.02	40,000,000	40,000,000
11/12/02	1.96	65,000,000	65,000,000
12/17/02	2.10	225,000,000	225,000,000
Bayerische Hypo-und Vereinsbank AG
10/17/02	1.80	35,000,000	34,999,999
11/8/02	2.05	105,000,000	105,000,000
BNP Paribas SA
12/17/02	2.10	20,000,000	20,000,000
12/31/02	2.23	150,000,000	150,000,000
Credit Agricole Indosuez
12/16/02	2.10	100,000,000	99,987,489
12/31/02	2.24	50,000,000	50,000,000
Deutsche Bank AG
12/13/02	2.07	5,000,000	5,000,000
12/31/02	2.25	40,000,000	40,011,839
Dresdner Bank AG
10/17/02	1.78	100,000,000	100,000,000
11/8/02	2.00	70,000,000	70,000,000
11/13/02	2.03	35,000,000	35,000,000
Halifax PLC
11/12/02	1.96	15,000,000	15,000,000
HBOS Treasury Services PLC
10/2/02	1.81	200,000,000	200,000,000
10/11/02	1.80	115,000,000	115,000,000
10/15/02	1.80	75,000,000	75,000,000
11/26/02	1.75	126,000,000	126,000,000
ING Bank NV
1/21/03	1.80	40,000,000	40,000,000
Landesbank Baden-Wuerttemberg
11/12/02	1.96	20,000,000	20,000,231
11/18/02	2.00	35,000,000	35,000,000
11/18/02	2.05	20,000,000	20,000,000
Lloyds TSB Bank PLC
12/31/02	2.22	150,000,000	150,000,933
12/31/02	2.23	200,000,000	200,000,000
National Australia Bank Ltd.
12/31/02	2.23	100,000,000	100,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Nordea North America, Inc.
11/12/02	1.97%	$ 35,000,000	$ 35,000,000
Northern Rock PLC
10/11/02	1.80	15,000,000	15,000,040
10/21/02	1.80	30,000,000	30,000,000
Societe Generale
12/31/02	2.15	35,000,000	35,000,000
Svenska Handelsbanken AB
3/14/03	1.75	40,000,000	40,001,699
Westdeutsche Landesbank Girozentrale
11/8/02	2.01	95,000,000	95,000,000
			2,788,006,691
New York Branch, Yankee Dollar, Foreign Banks - 25.3%
Abbey National Treasury Services PLC
10/3/02	1.73 (a)	170,000,000	169,948,418
10/10/02	1.72 (a)	85,000,000	84,973,312
Bayerische Hypo-und Vereinsbank AG
10/15/02	1.81	150,000,000	150,000,000
BNP Paribas SA
12/13/02	2.08	90,000,000	90,000,000
12/16/02	2.11	100,000,000	100,000,000
12/17/02	2.12	60,000,000	60,000,000
12/27/02	1.73	72,000,000	72,000,000
12/31/02	2.21	105,000,000	105,000,000
12/31/02	2.23	45,000,000	45,000,000
Commerzbank AG
10/1/02	1.80	250,000,000	250,000,000
10/8/02	1.83	120,000,000	120,000,000
Credit Agricole Indosuez
10/1/02	1.75 (a)	86,000,000	85,973,876
12/13/02	2.08	100,000,000	100,000,000
Deutsche Bank AG
10/1/02	1.74 (a)	150,000,000	150,000,000
10/7/02	1.70 (a)	390,000,000	389,957,688
10/22/02	1.72 (a)	115,000,000	114,966,921
Dexia Bank SA
10/14/02	1.72 (a)	60,000,000	59,993,663
10/22/02	1.73 (a)	55,000,000	54,986,816
10/28/02	1.72 (a)	85,000,000	84,975,497
Lloyds TSB Bank PLC
10/1/02	1.72 (a)	55,000,000	54,983,493
Royal Bank of Canada
10/7/02	1.73 (a)	195,000,000	194,987,659
10/21/02	1.73 (a)	85,000,000	84,992,641
10/25/02	1.71 (a)	110,000,000	109,968,172
10/31/02	1.71 (a)	200,000,000	199,939,995
Royal Bank of Scotland PLC
10/10/02	1.77	250,000,000	250,000,000
10/22/02	1.93	40,000,000	40,000,000
10/28/02	2.07	165,000,000	165,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Societe Generale
10/2/02	1.74% (a)	$ 75,000,000	$ 74,999,897
10/14/02	1.73 (a)	60,000,000	59,994,036
10/21/02	1.74 (a)	115,000,000	114,978,449
10/25/02	1.73 (a)	170,000,000	169,951,481
11/29/02	2.60	100,000,000	99,997,605
Svenska Handelsbanken AB
10/1/02	1.74 (a)	75,000,000	74,968,957
Toronto-Dominion Bank
10/22/02	1.72 (a)	35,000,000	34,989,932
UBS AG
10/28/02	2.03	100,000,000	100,000,000
10/28/02	2.08	35,000,000	35,000,000
10/28/02	2.10	50,000,000	50,000,000
11/20/02	2.50	150,000,000	149,997,968
11/27/02	2.56	50,000,000	50,000,000
12/13/02	2.07	75,000,000	75,000,000
			4,477,526,476
TOTAL CERTIFICATES OF DEPOSIT			7,295,533,167
Commercial Paper - 25.7%

Alliance & Leicester PLC
10/22/02	1.77	50,000,000	49,948,667
Amsterdam Funding Corp.
10/9/02	1.77	10,000,000	9,996,067
Aspen Funding Corp.
11/21/02	1.78	100,000,000	99,749,250
11/25/02	1.78	100,000,000	99,729,583
Bavaria TRR Corp.
10/21/02	1.79	45,000,000	44,955,250
CIT Group, Inc.
10/23/02	1.89	15,000,000	14,982,767
11/1/02	1.89	5,000,000	4,991,906
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/2/02	1.78	25,000,000	24,998,764
10/2/02	1.81	85,000,000	84,995,750
10/4/02	1.77	50,000,000	49,992,625
10/8/02	1.81	40,000,000	39,986,000
10/10/02	1.78	100,000,000	99,955,500
10/10/02	1.80	50,000,000	49,977,625
10/16/02	1.80	70,000,000	69,947,792
10/17/02	1.80	15,000,000	14,988,067
11/13/02	1.78	20,000,000	19,957,717
11/13/02	1.79	44,200,000	44,106,026
11/14/02	1.79	100,000,000	99,782,444
11/21/02	1.79	50,000,000	49,873,917
11/26/02	1.78	100,000,000	99,724,667
12/10/02	1.78	15,000,000	14,948,375

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
12/13/02	1.78%	$ 50,000,000	$ 49,820,542
12/19/02	1.79	65,000,000	64,746,103
Citicorp
10/16/02	1.77	200,000,000	199,852,500
10/23/02	1.77	60,000,000	59,935,100
Corporate Receivables Corp.
11/4/02	1.78	100,000,000	99,831,889
CXC, Inc.
12/13/02	1.78	97,000,000	96,651,851
Delaware Funding Corp.
10/10/02	1.78	5,419,000	5,416,589
Edison Asset Securitization LLC
10/2/02	1.92	150,000,000	149,992,083
10/3/02	1.94	155,000,000	154,983,467
10/8/02	1.80	35,000,000	34,987,818
11/1/02	2.02	85,000,000	84,853,611
Falcon Asset Securitization Corp.
10/10/02	1.78	74,740,000	74,706,741
GE Capital International Funding, Inc.
11/5/02	1.83	150,000,000	149,734,583
General Electric Capital Corp.
12/9/02	2.10	75,000,000	74,702,438
2/10/03	2.32	100,000,000	99,164,000
3/24/03	1.77	150,000,000	148,731,250
Jupiter Securitization Corp.
10/22/02	1.77	121,485,000	121,359,567
Kitty Hawk Funding Corp.
10/2/02	1.95	39,000,000	38,997,909
Montauk Funding Corp.
10/16/02	1.80	15,000,000	14,988,813
10/25/02	1.78 (a)	74,000,000	74,000,000
Morgan Stanley
10/1/02	2.08 (a)	210,000,000	210,000,000
Newcastle (Discover Card Master Trust)
10/7/02	1.78	50,072,000	50,057,145
10/8/02	1.78	60,000,000	59,979,233
10/18/02	1.76	38,700,000	38,668,019
Paradigm Funding LLC
11/21/02	1.78	60,000,000	59,849,550
Park Avenue Receivables Corp.
10/3/02	1.81	77,370,000	77,362,263
Preferred Receivables Funding Corp.
10/9/02	1.78	8,400,000	8,396,677
Quincy Capital Corp.
10/4/02	1.78	10,000,000	9,998,517
10/15/02	1.78	90,000,000	89,937,700
10/21/02	1.77	15,000,000	14,985,250
Salomon Smith Barney Holdings, Inc.
10/22/02	1.76	45,000,000	44,954,063
3/12/03	1.78	45,000,000	44,643,600
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Sheffield Receivables Corp.
10/7/02	1.78%	$ 127,260,000	$ 127,222,246
10/8/02	1.77	124,660,000	124,617,096
10/10/02	1.78	164,680,000	164,606,717
10/11/02	1.78	42,590,000	42,568,942
Three Rivers Funding Corp.
10/9/02	1.78	10,946,000	10,941,670
Triple-A One Funding Corp.
10/11/02	1.78	44,426,000	44,404,034
Variable Funding Capital Corp.
10/11/02	1.78	88,000,000	87,956,489
10/15/02	1.80	5,254,000	5,250,322
11/13/02	1.78	100,000,000	99,788,583
Wells Fargo & Co.
12/20/02	1.73	80,000,000	79,694,222
Wells Fargo Financial, Inc.
11/21/02	1.76	100,000,000	99,752,083
Windmill Funding Corp.
10/3/02	1.77	50,000,000	49,995,083
10/4/02	1.78	24,812,000	24,808,340
TOTAL COMMERCIAL PAPER			4,555,483,457
Federal Agencies - 6.3%

Fannie Mae - 2.0%
Agency Coupons - 1.5%
9/3/03	1.99	155,000,000	155,000,000
9/5/03	2.00	120,000,000	120,000,000
			275,000,000
Discount Notes - 0.5%
11/15/02	2.48	81,600,000	81,353,160
			356,353,160
Federal Home Loan Bank - 4.3%
Agency Coupons - 4.1%
9/3/03	1.99	45,000,000	45,000,000
9/5/03	2.00	200,000,000	200,000,000
9/5/03	2.03	50,000,000	49,991,240
9/8/03	2.00	200,000,000	199,991,988
9/23/03	2.09	235,000,000	235,000,000
			729,983,228
Discount Notes - 0.2%
11/1/02	1.92	25,000,000	24,959,097
			754,942,325
TOTAL FEDERAL AGENCIES			1,111,295,485
Bank Notes - 2.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One NA, Chicago
10/1/02	1.77% (a)	$ 200,000,000	$ 199,947,726
U.S. Bank NA, Cincinnati
10/28/02	1.74 (a)	200,000,000	199,953,458
TOTAL BANK NOTES			399,901,184
Master Notes - 1.7%

Goldman Sachs Group, Inc.
10/1/02	2.11 (a)(b)	150,000,000	150,000,000
10/1/02	2.12 (a)(b)	145,000,000	145,000,000
TOTAL MASTER NOTES			295,000,000
Medium-Term Notes - 4.5%

GE Life & Annuity Assurance Co.
10/1/02	1.93 (a)(b)	35,000,000	35,000,000
General Electric Capital Corp.
10/9/02	1.84 (a)	125,000,000	125,000,000
10/17/02	1.85 (a)	130,000,000	130,000,000
10/22/02	1.93 (a)	25,000,000	25,019,308
Harwood Street Funding I LLC
10/21/02	1.95 (a)	75,000,000	75,000,000
Household Finance Corp.
10/25/02	2.07 (a)	15,000,000	14,998,500
12/20/02	1.92 (a)	40,000,000	39,984,258
Sheffield Receivables Corp.
10/21/02	1.79 (a)	55,000,000	55,000,000
10/25/02	1.77 (a)	250,000,000	249,983,773
URI Trust 2000-1
12/18/02	1.87 (a)(b)	43,000,000	43,000,000
TOTAL MEDIUM-TERM NOTES			792,985,839
Short-Term Notes - 2.5%

Jackson National Life Insurance Co.
10/1/02	2.02 (a)(b)	47,000,000	47,000,000
Metropolitan Life Insurance Co.
10/1/02	2.05 (a)(b)	65,000,000	65,000,000
Monumental Life Insurance Co.
10/1/02	1.96 (a)(b)	36,000,000	36,000,000
10/1/02	1.99 (a)(b)	55,000,000	55,000,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Life Insurance Co.
10/1/02	1.99% (a)(b)	$ 140,000,000	$ 140,000,000
Transamerica Occidental Life Insurance Co.
11/1/02	1.99 (a)(b)	95,000,000	95,000,000
Travelers Insurance Co.
11/15/02	1.86 (a)(b)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			443,000,000
Time Deposits - 2.3%

RaboBank Nederland Coop. Central
10/1/02	2.00	400,000,000	400,000,000
Repurchase Agreements - 13.4%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 9/30/02 due 10/1/02 At:
1.90%	$ 15,932,841	15,932,000
1.95%	92,222,998	92,218,000
1.97%	361,019,781	361,000,000
With:
Abbey National Securities, Inc. At 2.08%, dated 9/30/02 due 10/1/02 (Collateralized by Commercial Paper Obligations with principal amounts of $510,884,000, 0% - 2.2%, 10/15/02 - 11/22/02)	500,028,889	500,000,000
Banc of America Securities LLC At 2.08%, dated 9/30/02 due 10/1/02 (Collateralized by Commercial Paper Obligations with principal amounts of $475,221,931, 0% - 2.18%, 10/1/02 - 11/26/02)	465,026,867	465,000,000

	Maturity Amount	Value (Note 1)
Goldman Sachs & Co. At 1.87%, dated 9/25/02 due 10/21/02 (Collateralized by Mortgage Loan Obligations with principal amounts of $260,868,687, 0%, 3/15/30 - 6/19/31)	$ 150,202,583	$ 150,000,000
J.P. Morgan Securities, Inc. At 2.06%, dated 9/30/02 due 10/1/02 (Collateralized by Corporate Obligations with principal amounts of $289,910,000, 0% - 7.2%, 10/1/02 - 3/1/12)	300,017,167	300,000,000
Lehman Brothers, Inc. At:
1.85%, dated 9/25/02 due 11/7/02 (Collateralized by Mortgage Loan Obligations with principal amounts of $335,261,524, 0% - 8.62%, 12/14/07 - 10/12/34)	250,552,431	250,000,000
2.1%, dated 9/30/02 due 10/1/02 (Collateralized by Mortgage Loan Obligations with principal amounts of $163,429,441, 0% - 9.14%, 5/13/04 - 4/15/50)	150,008,750	150,000,000
Salomon Smith Barney At 2.15%, dated 9/30/02 due 10/1/02 (Collateralized by Corporate Obligations with principal amounts of $101,030,000, 0% - 10.2%, 3/15/04 - 5/15/31)	90,005,375	90,000,000
TOTAL REPURCHASE AGREEMENTS		2,374,150,000
TOTAL INVESTMENT PORTFOLIO - 99.8%	17,667,349,132
NET OTHER ASSETS - 0.2%	35,830,236
NET ASSETS - 100%	$ 17,703,179,368
Total Cost for Income Tax Purposes $ 17,667,349,132
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.93%, 10/1/02	3/28/02	$ 35,000,000
Goldman Sachs Group, Inc: 2.11%, 10/1/02	8/26/02	$ 150,000,000
2.12%, 10/1/02	9/24/02	$ 145,000,000
Jackson National Life Insurance Co. 2.02%, 10/1/02	7/6/99	$ 47,000,000
Metropolitan Life Insurance Co. 2.05%, 10/1/02	3/26/02	$ 65,000,000
Monumental Life Insurance Co.: 1.96%, 10/1/02	7/31/98 - 9/17/98	$ 36,000,000
1.99%, 10/1/02	3/12/99	$ 55,000,000
New York Life Insurance Co. 1.99%, 10/1/02	2/28/02	$ 140,000,000
Transamerica Occidental Life Insurance Co. 1.99%, 11/1/02	4/28/00	$ 95,000,000
Travelers Insurance Co. 1.86%, 11/15/02	5/15/02	$ 5,000,000
URI Trust 2000-1 1.87%, 12/18/02	12/15/00	$ 43,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $816,000,000 or 4.6% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $4,367,222. The weighted average interest rate was 1.87%. Interest earned from the interfund lending program amounted to $2,045 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,374,150,000) - See accompanying schedule		$ 17,667,349,132
Interest receivable		46,626,474
Receivable from investment adviser for expense reductions		599,426
Other receivables		11,889
Total assets		17,714,586,921

Liabilities
Payable to custodian bank	$ 243,779
Distributions payable	7,277,748
Accrued management fee	2,975,763
Distribution fees payable	165,556
Other payables and accrued expenses	744,707
Total liabilities		11,407,553

Net Assets		$ 17,703,179,368
Net Assets consist of:
Paid in capital		$ 17,703,608,904
Accumulated net realized gain (loss) on investments		(429,536)
Net Assets		$ 17,703,179,368

Class I: Net Asset Value, offering price and redemption price per share ($16,790,421,855 ÷ 16,789,745,411 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($230,563,665 ÷ 230,574,426 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($675,849,053 ÷ 676,267,565 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($6,344,795 ÷ 6,344,857 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Interest		$ 177,857,975
Expenses
Management fee	$ 17,991,258
Transfer agent fees	1,339,624
Distribution fees	1,112,013
Accounting fees and expenses	485,712
Non-interested trustees' compensation	22,480
Custodian fees and expenses	169,485
Registration fees	138,729
Audit	84,044
Legal	50,746
Miscellaneous	26,612
Total expenses before reductions	21,420,703
Expense reductions	(4,048,306)	17,372,397
Net investment income		160,485,578
Net Realized Gain (Loss) on investments		(77,810)
Net increase in net assets resulting from operations		$ 160,407,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Operations
Net investment income	$ 160,485,578	$ 682,045,403
Net realized gain (loss)	(77,810)	1,410,367
Net increase (decrease) in net assets resulting from operations	160,407,768	683,455,770
Distributions to shareholders from net investment income	(160,485,578)	(682,045,403)
Share transactions - net increase (decrease)	(494,831,959)	(2,199,530,567)
Total increase (decrease) in net assets	(494,909,769)	(2,198,120,200)

Net Assets
Beginning of period	18,198,089,137	20,396,209,337
End of period	$ 17,703,179,368	$ 18,198,089,137

Financial Highlights - Class I

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.032	.063	.053	.053	.055
Distributions from net investment income	(.009)	(.032)	(.063)	(.053)	(.053)	(.055)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.90%	3.20%	6.47%	5.47%	5.40%	5.68%
Ratios to Average Net Assets D
Expenses before expense reductions	.22% A	.23%	.24%	.24%	.24%	.25%
Expenses net of voluntary waivers, if any	.18% A	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18% A	.18%	.18%	.18%	.18%	.18%
Net investment income	1.79% A	3.13%	6.26%	5.36%	5.24%	5.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,790,422	$ 17,037,551	$ 19,336,800	$ 14,983,658	$ 12,768,085	$ 9,383,996

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.030	.061	.052	.051	.054
Distributions from net investment income	(.008)	(.030)	(.061)	(.052)	(.051)	(.054)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.84%	3.04%	6.31%	5.31%	5.24%	5.52%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.37%	.39%	.40%	.41%	.45%
Expenses net of voluntary waivers, if any	.33% A	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33% A	.33%	.33%	.33%	.33%	.33%
Net investment income	1.66% A	2.89%	6.11%	5.17%	5.13%	5.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,564	$ 376,168	$ 270,781	$ 199,551	$ 89,741	$ 85,990

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.029	.060	.051	.050	.053
Distributions from net investment income	(.008)	(.029)	(.060)	(.051)	(.050)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.78%	2.94%	6.20%	5.20%	5.14%	5.41%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.48%	.49%	.50%	.50%	.52%
Expenses net of voluntary waivers, if any	.43% A	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43% A	.43%	.43%	.43%	.43%	.43%
Net investment income	1.54% A	2.88%	6.01%	5.10%	4.98%	5.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 675,849	$ 784,270	$ 788,628	$ 682,865	$ 652,511	$ 487,808

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Financial Highlights - Select Class

	Six months ended September 30, 2002	Year ended March 31,
	(Unaudited)	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.004
Distributions from net investment income	(.009)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.87%	.38%
Ratios to Average Net Assets E
Expenses before expense reductions	.28% A	.27% A
Expenses net of voluntary waivers, if any	.23% A	.23% A
Expenses net of all reductions	.23% A	.23% A
Net investment income	1.73% A	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,345	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value (Note 1)
Alabama - 3.5%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series ROC 00 1, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	$ 6,100,000	$ 6,100,000
Anniston Solid Waste Disp. Auth. (Pharmacia Corp. Proj.) Series 1992, 1.75%, VRDN (a)	2,230,000	2,230,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1999 A, 2.05%, VRDN (a)	20,850,000	20,850,000
Series B, 2.05%, VRDN (a)	5,000,000	5,000,000
Decatur Indl. Dev. Board Poll. Cont. Rev. (Monsanto Co. Proj.):
Series 1990, 1.75%, VRDN (a)	5,925,000	5,925,000
Series 1992, 1.75%, VRDN (a)	3,500,000	3,500,000
Series 1994, 1.75%, VRDN (a)	3,115,000	3,115,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 2.05%, VRDN (a)	6,700,000	6,700,000
Homewood Edl. Bldg. Auth. Rev. 2.05% (AMBAC Insured), VRDN (a)	10,900,000	10,900,000
Jefferson County Swr. Rev. Participating VRDN Series MS 00 397, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	8,545,000	8,545,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 1.64%, VRDN (a)	12,000,000	12,000,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.78%, LOC Amsouth Bank NA, Birmingham, VRDN (a)	3,375,000	3,375,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 1.8%, LOC Southtrust Bank NA, VRDN (a)	3,410,000	3,410,000
		91,650,000
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.78% (Liquidity Facility Bank of America NA) (a)(c)	2,100,000	2,100,000
Series Merlots 99 D, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,300,000	3,300,000
		5,400,000

	Principal Amount	Value (Note 1)
Arizona - 0.9%
Arizona Health Facilities Auth. Rev. (Arizona Health Care Proj.) Series 2000 B, 1.75% (FSA Insured), VRDN (a)	$ 5,500,000	$ 5,500,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 1.75%, LOC Gen. Elec. Cap. Corp., VRDN (a)	18,000,000	18,000,000
		23,500,000
California - 5.0%
California Gen. Oblig. RAN:
Series 2002 A:
1.8% 10/25/02	11,000,000	11,000,708
2.5% 10/25/02	11,500,000	11,505,857
Series 2002 B:
2.5% 11/27/02	46,000,000	46,053,448
3% 11/27/02	61,300,000	61,412,608
		129,972,621
Colorado - 2.0%
Colorado Ctfs. of Prtn. Bonds (Fleet Mgmt. Prog.) Series 2002 A, 2% 1/15/03 (AMBAC Insured)	6,370,000	6,374,551
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.8%, LOC Bank One, Colorado NA, VRDN (a)	19,200,000	19,200,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.77% (Liquidity Facility Societe Generale) (a)(c)	12,000,000	12,000,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,900,000	2,900,000
Series MS 00 425, 1.81% (Liquidity Facility Morgan Stanley) (a)(c)	5,620,000	5,620,000
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc. Proj.) Series 1984, 1.9% (AMBAC Insured) (BPA JPMorgan Chase Bank), VRDN (a)	1,010,000	1,010,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (a)	3,500,000	3,500,000
		50,604,551
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 2%, VRDN (a)	5,000,000	5,000,000
(Philip Morris Co., Inc. Proj.) Series 1992, 1.85%, VRDN (a)(e)	3,300,000	3,300,000
Delaware Hsg. Auth. Rev. Participating VRDN Series PA 39, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,120,000	3,120,000
		11,420,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Participating VRDN:
Series ROC 00 2, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	$ 21,625,000	$ 21,625,000
Series ROC II 99 10, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,965,000	3,965,000
Series ROC II 99 12, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	4,200,000	4,200,000
District of Columbia Wtr. & Swr. Auth.:
Participating VRDN Series PA 612, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,320,000	5,320,000
Series A, 1.5% 12/10/02, LOC West LB AG, CP	10,000,000	10,000,000
		45,110,000
Florida - 8.0%
Collier County School District RAN 2.5% 11/20/02	15,400,000	15,410,310
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 2.1%, VRDN (a)	4,500,000	4,500,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0905, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	5,630,000	5,630,000
Series EGL 96 C0905 Class A, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	9,900,000	9,900,000
Series ROC II R81, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,680,000	3,680,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 0904, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Series EGL 01 0904, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	23,375,000	23,375,000
Series MS 01 570, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	13,675,000	13,675,000
Florida Dept. of Trans. Participating VRDN Series ROC II R1001 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	7,590,000	7,590,000
Florida Local Govt. Fin. Auth. Rev. Series A, 1.4% 12/20/02, LOC Wachovia Bank NA, CP	5,410,000	5,410,000
Jacksonville Elec. Auth. Rev. Series C1, 1.4% 12/12/02, CP	3,970,000	3,970,000
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 1.35% 10/2/02, CP	9,000,000	9,000,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.85% (Liquidity Facility Citibank NA, New York) (a)(c)	1,330,000	1,330,000

	Principal Amount	Value (Note 1)
Lee County Arpt. Rev. Participating VRDN Series ROC II R14, 1.8% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	$ 6,870,000	$ 6,870,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.1%, VRDN (a)	14,100,000	14,100,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.83% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,160,000	3,160,000
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series SG 18, 1.78% (Liquidity Facility Societe Generale) (a)(c)	4,365,000	4,365,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 1.75%, LOC Bank of America NA, VRDN (a)	2,300,000	2,300,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.1%, VRDN (a)	48,850,000	48,850,000
Sunshine State Govt. Fing. Commission Rev.:
Series A, 1.45% 10/10/02 (FGIC Insured) (AMBAC Insured), CP	5,800,000	5,800,000
Series F, 1.5% 10/1/02 (AMBAC Insured), CP	8,800,000	8,800,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series BA 01 N, 1.76% (Liquidity Facility Bank of America NA) (a)(c)	5,200,000	5,200,000
		207,915,310
Georgia - 3.9%
Atlanta Arpt. Rev. Participating VRDN Series EGL 00 1003, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000,000	10,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/3/03 (a)	2,700,000	2,700,000
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fourth Series 1995, 2.05%, VRDN (a)	8,300,000	8,300,000
Second Series 1995, 2.05%, VRDN (a)	14,100,000	14,100,000
Series 1996, 2.05%, VRDN (a)	3,000,000	3,000,000
Third Series 1994, 2.1%, VRDN (a)	1,800,000	1,800,000
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.8%, LOC Suntrust Bank, VRDN (a)	3,100,000	3,100,000
Fulton County Hsg. Auth. Rev. 1.83%, VRDN (a)	19,000,000	19,000,000
Georgia Gen. Oblig.:
Bonds Series ROC II R11, 1.45%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)(d)	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Georgia Gen. Oblig.: - continued
Participating VRDN Series EGL 01 1001, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 10,580,000	$ 10,580,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 A, 1.5% tender 10/8/02, LOC JPMorgan Chase Bank, CP mode	3,100,000	3,100,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Proj.) Series 1, 2.05%, VRDN (a)	10,000,000	10,000,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Proj.) Second Series 1997, 2.05%, VRDN (a)	1,950,000	1,950,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Autumnbrook Apts. Proj.) Series 1991 A, 1.88%, LOC Amsouth Bank NA, Birmingham, VRDN (a)	5,200,000	5,200,000
		100,530,000
Hawaii - 0.6%
Hawaii Gen. Oblig. Participating VRDN:
Series ROC II R153, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,300,000	3,300,000
Series ROC II R80, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,185,000	3,185,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 2.85%, tender 12/4/02 (FGIC Insured) (a)	8,500,000	8,511,672
		14,996,672
Idaho - 0.3%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.):
Series 1990, 1.75%, VRDN (a)	3,600,000	3,600,000
Series 1994 A, 1.75%, VRDN (a)	3,000,000	3,000,000
		6,600,000
Illinois - 11.0%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.88% (Liquidity Facility Bank of America NA) (a)(c)	9,000,000	9,000,000
Series MSDW 01 467, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Chicago Gen. Oblig.:
Bonds:
Series 2001, 1.9%, tender 10/31/02, LOC Landesbank Hessen-Thuringen (a)	23,000,000	23,000,000
Series 2002, 1.75%, tender 12/5/02, LOC Landesbank Hessen-Thuringen (a)	43,000,000	43,000,000
5.625% 1/1/23 (FGIC Insured) (Pre-Refunded to 1/1/03 @ 102) (b)	2,800,000	2,880,913

	Principal Amount	Value (Note 1)
Participating VRDN:
Series Merlots 00 A12, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 2,200,000	$ 2,200,000
Series Merlots 01 A33, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,695,000	6,695,000
Series MS 00 426, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	5,495,000	5,495,000
Series PA 643R, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,895,000	5,895,000
Chicago Park District Participating VRDN Series EGL 02 1306, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	5,345,000	5,345,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.75%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (a)	10,000,000	10,000,000
Chicago Sales Tax Rev. Participating VRDN Series SG 144, 1.75% (Liquidity Facility Societe Generale) (a)(c)	12,195,000	12,195,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.75%, LOC Northern Trust Co., Chicago, VRDN (a)	10,600,000	10,600,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,400,000	2,400,000
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	6,700,000	6,700,000
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,295,000	1,295,000
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 B1, 1.75%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	8,885,000	8,885,000
(Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 1.75%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,000,000	6,000,000
(Jewish Federation Metro. Chicago Projs.) 2.05% (AMBAC Insured), VRDN (a)	6,700,000	6,700,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,250,000	4,250,000
Illinois Gen. Oblig.:
Bonds First Series:
3% 2/1/03	15,000,000	15,065,833
4% 10/1/02	4,715,000	4,715,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Gen. Oblig.: - continued
Participating VRDN:
Series EGL 00 1304, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 2,300,000	$ 2,300,000
Series Merlots 02 A49, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,000,000	6,000,000
Series MS 98 143, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	24,990,000	24,990,000
Series Putters 133, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,980,000	4,980,000
Series ROC 00 10, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	9,400,000	9,400,000
Series ROC II R132, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,245,000	3,245,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	8,600,000	8,600,000
Series Merlots 02 A24, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,995,000	4,995,000
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.:
Bonds 6.5% 6/15/27 (Pre-Refunded to 6/15/03 @ 102) (b)	7,220,000	7,617,731
Participating VRDN Series MS 00 296, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	2,495,000	2,495,000
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 2.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,600,000	2,600,000
Univ. of Illinois Univ. Revs. Participating VRDN:
Series EGL 00 1301, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	6,855,000	6,855,000
Series SG 65, 1.75% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
		285,394,477
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PT 1412, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,545,000	12,545,000
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,500,000	3,500,000
Indianapolis Gas Util. Sys. Rev. 1.4% 12/9/02, CP	2,200,000	2,200,000
Kendallville Indl. Dev. Rev. (Philip Morris Co., Inc. Proj.) Series 1993, 1.85%, VRDN (a)(e)	2,475,000	2,475,000

	Principal Amount	Value (Note 1)
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 1.85%, LOC Bank One, Indiana NA, VRDN (a)	$ 1,800,000	$ 1,800,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.45% tender 10/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,200,000	6,200,000
Series 1985 L4, 1.45% tender 10/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	7,485,000	7,485,000
Series 1985 L5:
1.45% tender 10/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,300,000	2,300,000
1.45% tender 10/8/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,200,000	5,200,000
1.5% tender 12/9/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000,000	4,000,000
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 1.85%, LOC Bank One, Indiana NA, VRDN (a)	2,400,000	2,400,000
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,065,000	10,065,000
		60,170,000
Iowa - 1.0%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 2.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,200,000	2,200,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 1.75%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
Iowa School Cash Anticipation Prog. RAN Series B, 2.25% 1/30/03 (FSA Insured)	22,300,000	22,343,683
		27,043,683
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Kentucky - 2.2%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
1.45% tender 12/9/02, LOC PNC Bank NA, Pittsburgh, CP mode	2,515,000	2,515,000
1.5% tender 10/10/02, LOC PNC Bank NA, Pittsburgh, CP mode	6,300,000	6,300,000
Jefferson County Poll. Cont. Rev. (Philip Morris Co., Inc. Proj.) Series 1992, 1.85%, VRDN (a)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - continued
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 3,915,000	$ 3,915,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	2,800,000	2,800,000
Series 1984 B2, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	8,000,000	8,000,000
Series 1984 B3, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	7,425,000	7,425,000
Middletown Rev. (Christian Academy Proj.) Series 1997, 1.85%, LOC Bank One, Kentucky NA, VRDN (a)	10,575,000	10,575,000
Morgantown Health Care Facility Rev. (Southern Health Care Sys. Proj.) Series 1996 A, 1.85%, LOC Bank One NA, Chicago, VRDN (a)	1,150,000	1,150,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.5% tender 10/10/02, CP mode	14,100,000	14,100,000
		58,080,000
Louisiana - 2.4%
Calcasieu Parish Indl. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.):
Series 1992, 1.78%, VRDN (a)	10,000,000	10,000,000
Series 1999, 2.17%, VRDN (a)	3,400,000	3,400,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev.:
(LCDA Ln. Prog.) Series 2001 B, 1.75% (AMBAC Insured), VRDN (a)	18,830,000	18,830,000
(Shreveport/Independence Proj.) Series 2000, 1.8% (MBIA Insured), VRDN (a)	3,770,000	3,770,000
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.8% tender 10/10/02, CP mode	3,750,000	3,750,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.75% tender 10/4/02, CP mode	6,300,000	6,300,000
(Dow Chemical Co. Proj.) Series 1994 B, 2.25%, VRDN (a)	15,200,000	15,200,000
		61,250,000
Maine - 0.5%
Kennebec Wtr. District Rev. Bonds 6% 12/1/13 (Pre-Refunded to 12/1/02 @ 101.5) (b)	2,400,000	2,454,087

	Principal Amount	Value (Note 1)
Maine Gen. Oblig. TAN 2.25% 6/30/03	$ 7,100,000	$ 7,139,213
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	3,975,000	3,975,000
		13,568,300
Maryland - 0.9%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.5% tender 11/1/02, CP mode	3,200,000	3,200,000
Baltimore County Metro. District 1.4% 12/9/02 (Liquidity Facility West LB AG), CP	4,000,000	4,000,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985:
1.45% tender 10/1/02, CP mode	8,300,000	8,300,000
1.65% tender 11/21/02, CP mode	2,440,000	2,440,000
Baltimore Rev. Participating VRDN Series SGA 20, 1.73% (Liquidity Facility Societe Generale) (a)(c)	5,500,000	5,500,000
		23,440,000
Massachusetts - 0.7%
Massachusetts Gen. Oblig.:
Series 2001 G, 1.85% 10/2/02 (Liquidity Facility BNP Paribas SA), CP	8,600,000	8,600,000
Series D, 1.85% 10/3/02, CP	9,400,000	9,400,000
		18,000,000
Michigan - 3.1%
Detroit City School District Participating VRDN:
Series BA 01 P, 1.78% (Liquidity Facility Bank of America NA) (a)(c)	6,075,000	6,075,000
Series Floaters 01 710, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	8,400,000	8,400,000
Detroit Swr. Disp. Rev. Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (a)	7,800,000	7,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,000,000	2,000,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	13,375,000	13,375,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 01 2202, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	8,145,000	8,145,000
1.5% 10/24/02, LOC Bank of New York NA, CP	6,000,000	6,000,000
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,055,000	8,055,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Muni. Bond Auth. Rev. RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	$ 11,500,000	$ 11,580,673
Michigan Strategic Fund Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Seires 1987, 1.8% tender 10/10/02, CP mode	1,800,000	1,800,000
Michigan Trunk Line Bonds Series 1992 A, 5.5% 10/1/21 (Pre-Refunded to 10/1/02 @ 100) (b)	5,000,000	5,000,000
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 B, 2.25%, VRDN (a)	2,000,000	2,000,000
		80,230,673
Minnesota - 2.4%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 2.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,250,000	4,250,000
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,295,000	3,295,000
Series SGA 121, 1.75% (Liquidity Facility Societe Generale) (a)(c)	3,700,000	3,700,000
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	3,300,000	3,300,000
Series ROC II R96, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,085,000	3,085,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PT 114, 1.75% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	23,005,000	23,005,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.8%, LOC Fannie Mae, VRDN (a)	21,400,000	21,400,000
		62,035,000
Mississippi - 0.9%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,100,000	3,100,000
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	5,300,000	5,300,000
Series Putters 138, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,435,000	14,435,000
		22,835,000

	Principal Amount	Value (Note 1)
Missouri - 0.5%
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Bonds Series 2001 B, 4% 12/1/02	$ 7,545,000	$ 7,573,952
Missouri Gen. Oblig. Participating VRDN Series MS 00 238, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	4,312,500	4,312,500
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) 2.15% (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,000,000	2,000,000
		13,886,452
Nebraska - 0.5%
Nebraska Pub. Pwr. District Rev. Series A, 1.55% 10/24/02, CP	2,700,000	2,700,000
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	9,000,000	9,000,000
		11,700,000
Nevada - 0.8%
Clark County School District Participating VRDN Series MS 00 311, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	5,115,000	5,115,000
Nevada Gen. Oblig. Participating VRDN:
Series SG 39, 1.75% (Liquidity Facility Societe Generale) (a)(c)	9,160,000	9,160,000
Series SGB 31, 1.77% (Liquidity Facility Societe Generale) (a)(c)	7,600,000	7,600,000
		21,875,000
New Jersey - 1.1%
New Jersey Gen. Oblig.:
Bonds Series FRRI 02 L27J, 1.5%, tender 11/6/02 (Liquidity Facility Lehman Brothers, Inc.) (a)(c)	8,200,000	8,200,000
TRAN 3% 6/12/03	20,300,000	20,510,001
		28,710,001
Non State Specific - 0.4%
Stephens Equity Trust I Participating VRDN Series 1996, 1.88% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	11,000,000	11,000,000
North Carolina - 0.5%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	5,995,000	5,995,000
Series PA 693, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,095,000	6,095,000
		12,090,000
Ohio - 3.2%
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.75%, LOC Nat'l. City Bank, VRDN (a)	14,900,000	14,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 1.83%, LOC Bank One NA, VRDN (a)	$ 3,600,000	$ 3,600,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 1.8%, LOC Bank One NA, VRDN (a)	12,615,000	12,615,000
Ohio Air Quality Dev. Auth. Rev. Bonds (Cleveland Elec. Illumination Co. Proj.) Series 1988 B, 1.45% tender 12/9/02 (FGIC Insured) (Liquidity Facility FGIC-SPI), CP mode	7,400,000	7,400,000
Ohio Higher Edl. Facilities Rev. (Case Western Reserve Univ. 2002 Proj.) Series A, 2.1% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,000,000	3,000,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 1.85%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,935,000	8,935,000
Series 1999, 1.85%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,900,000	8,900,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Philip Morris Co., Inc. Proj.) 1.85%, VRDN (a)(e)	6,000,000	6,000,000
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) Series 1997, 1.8%, LOC Key Bank NA, VRDN (a)	4,250,000	4,250,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.85%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,205,000	13,205,000
		82,805,000
Oklahoma - 0.4%
Oklahoma County Independent School District #89 Oklahoma City Bonds 3% 2/1/03 (FGIC Insured)	3,420,000	3,433,538
Oklahoma Dev. Fin. Auth. Hosp. Rev. (Deaconess Health Care Corp. Proj.) Series 2000 A, 1.75%, LOC KBC Bank NV, VRDN (a)	6,800,000	6,800,000
		10,233,538
Oregon - 0.5%
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 1.83%, LOC Bank One, Arizona NA, VRDN (a)	5,500,000	5,500,000
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Bonds Series 2002 C, 1.67% 2/6/03	7,525,000	7,525,000
		13,025,000

	Principal Amount	Value (Note 1)
Pennsylvania - 3.1%
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 1.64%, LOC KBC Bank NV, VRDN (a)	$ 4,650,000	$ 4,650,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1988 C, 1.4% tender 12/12/02 (FGIC Insured) (Liquidity Facility FGIC-SPI), CP mode	1,000,000	1,000,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.):
1.78% (BPA JPMorgan Chase Bank), VRDN (a)	14,570,000	14,570,000
1.78%, VRDN (a)	5,500,000	5,500,000
Montgomery County Indl. Dev. Auth. Rev. Bonds (Peco Energy Co. Proj.) Series 1994 A, 1.45% tender 12/10/02, LOC Bank One NA, CP mode	4,100,000	4,100,000
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.78% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	10,000,000	10,000,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.73% (Liquidity Facility Societe Generale) (a)(c)	5,700,000	5,700,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.85% (AMBAC Insured), VRDN (a)	3,400,000	3,400,000
Pennsylvania Gen. Oblig. Participating VRDN Series MSTC 00 110, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,000,000	6,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Messiah College Proj.) Series 2001 14, 3%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (a)	6,000,000	6,005,011
(Keystone College Proj.) Series 2001 H5, 1.75%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,400,000	8,400,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series FRRI 02 L16, 1.4%, tender 11/13/02 (Liquidity Facility Lehman Brothers, Inc.) (a)(c)(d)	3,775,000	3,775,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 1.85%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,250,000	4,250,000
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. Bonds 5% 12/1/02 (FGIC Insured)	2,450,000	2,463,363
		79,813,374
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Rhode Island - 0.4%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	$ 9,945,000	$ 9,945,000
South Carolina - 1.5%
Beaufort County Gen. Oblig. BAN 3% 4/18/03	11,100,000	11,147,325
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 2.28% (Alcoa, Inc. Guaranteed), VRDN (a)	7,600,000	7,600,000
Berkeley County School District Participating VRDN Series MSCO 01 656, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	6,000,000	6,000,000
Piedmont Muni. Pwr. Agcy. Elec. Rev. Bonds 6.3% 1/1/22 (MBIA Insured) (Pre-Refunded to 1/1/03 @ 102) (b)	4,000,000	4,127,102
South Carolina Gen. Oblig. Bonds Series A, 5.75% 1/1/03	4,570,000	4,614,536
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series EGL 00 4001, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000,000	2,000,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.45% tender 10/24/02, CP mode	3,800,000	3,800,000
		39,288,963
Tennessee - 1.4%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,935,000	8,935,000
Memphis Gen. Oblig.:
Participating VRDN Series SGB 23, 1.77% (Liquidity Facility Societe Generale) (a)(c)	30,000	30,000
1.4% 12/9/02 (Liquidity Facility West LB AG), CP	3,700,000	3,700,000
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 95 11, 1.75% (Liquidity Facility Societe Generale) (a)(c)	2,100,000	2,100,000
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 2%, tender 1/3/03 (a)	10,900,000	10,900,000
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 00 4201, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	8,000,000	8,000,000
Series 2000 X, 1.45% 11/8/02, CP	3,900,000	3,900,000
		37,565,000

	Principal Amount	Value (Note 1)
Texas - 14.9%
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 10,000,000	$ 10,000,000
Series SGA 131, 1.75% (Liquidity Facility Societe Generale) (a)(c)	8,605,000	8,605,000
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	5,955,000	5,955,000
Austin Util. Sys. Rev. Participating VRDN Series ROC II R129, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	7,005,000	7,005,000
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.8%, LOC JPMorgan Chase Bank, VRDN (a)	4,400,000	4,400,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.75% tender 10/4/02, CP mode	700,000	700,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 1.8%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series EGL 01 4310, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	6,290,000	6,290,000
Dallas Arpt. Rev. Bonds 5% 4/1/03 (AMBAC Insured)	4,160,000	4,221,132
Dallas Wtr. & Swr. Sys. Rev. Series B, 1.4% 12/4/02, CP	3,400,000	3,400,000
Dallas-Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 00 C4308, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	10,705,000	10,705,000
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.75% (Liquidity Facility Societe Generale) (a)(c)	2,485,000	2,485,000
Fort Worth Independent School District Bonds 5% 2/15/03 (Permanent School Fund of Texas Guaranteed)	5,000,000	5,058,266
Frisco Gen. Oblig. Participating VRDN Series MSTC 01 170, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	13,105,000	13,105,000
Harlandale Independent School District Participating VRDN Series SGA 100, 1.75% (Liquidity Facility Societe Generale) (a)(c)	7,480,000	7,480,000
Harris County Gen. Oblig. Participating VRDN Series EGL 01 4305, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Methodist Hosp. Proj.) Series 1994, 2%, VRDN (a)	$ 42,100,000	$ 42,100,000
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Dominic Village Proj.) Series 2000, 1.8%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
(YMCA of Greater Houston Proj.) Series 1999, 2.05%, LOC Bank One, Texas NA, VRDN (a)	3,100,000	3,100,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 01 4306, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	8,910,000	8,910,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	7,500,000	7,500,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series BA 02 F, 1.76% (Liquidity Facility Bank of America NA) (a)(c)	6,525,000	6,525,000
Irving Wtrwks. & Swr. Rev. Series 2001 A, 1.4% 12/12/02, CP	4,200,000	4,200,000
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	5,880,000	5,880,000
Series EGL 99 4302, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	6,000,000	6,000,000
Series PA 575, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,495,000	7,495,000
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 1.75% (Liquidity Facility Societe Generale) (a)(c)	6,000,000	6,000,000
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984:
1.45% tender 10/8/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,100,000	3,100,000
1.45% tender 10/9/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,000,000	5,000,000
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	2,085,000	2,085,000
Plano Health Facilities Dev. Corp. Hosp. Rev. Bonds (Childrens & Presbyterian Health Care Ctr. Proj.) 1.4% tender 10/8/02 (MBIA Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	4,100,000	4,100,000

	Principal Amount	Value (Note 1)
Richardson Independent School District Bonds 2.24%, tender 4/1/03 (Permanent School Fund of Texas Guaranteed) (a)	$ 6,000,000	$ 6,001,765
San Antonio Elec. & Gas Rev.:
Bonds 0% 2/1/03 (AMBAC Insured) (Escrowed to Maturity) (b)	7,500,000	7,450,020
Participating VRDN Series SG 105, 1.75% (Liquidity Facility Societe Generale) (a)(c)	47,200,000	47,200,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 1.75% (Liquidity Facility Societe Generale) (a)(c)	6,250,000	6,250,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	3,400,000	3,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,300,000	2,300,000
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,995,000	9,995,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	5,900,000	5,900,000
Spring Branch Independent School District Bonds Series PA 881R, 1.45%, tender 2/20/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	4,990,000	4,990,000
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev. Participating VRDN Series PA 126, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	777,000	777,000
Texas Gen. Oblig.:
Participating VRDN Series FRRI 02 L23J, 1.8% (Liquidity Facility Lehman Brothers, Inc.) (a)(c)	28,500,000	28,500,000
TRAN 2.75% 8/29/03	38,400,000	38,840,549
Univ. of Texas Univ. Revs. Participating VRDN Series SGA 79, 1.75% (Liquidity Facility Societe Generale) (a)(c)	3,700,000	3,700,000
		386,208,732
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series PT 383, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,995,000	9,995,000
Virginia - 4.0%
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.4% tender 11/1/02, CP mode	2,000,000	2,000,000
1.55% tender 10/11/02, CP mode	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Virginia - continued
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.4% tender 11/1/02, CP mode	$ 2,700,000	$ 2,700,000
1.45% tender 11/1/02, CP mode	2,700,000	2,700,000
1.55% tender 10/11/02, CP mode	13,200,000	13,200,000
Fairfax County Indl. Dev. Auth. Series 1989 A, 1.95%, VRDN (a)	1,000,000	1,000,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.55% tender 11/20/02, CP mode	2,200,000	2,200,000
1.6% tender 11/13/02, CP mode	3,000,000	3,000,000
1.6% tender 11/27/02, CP mode	3,200,000	3,200,000
Series 1985, 1.4% tender 10/1/02, CP mode	15,825,000	15,825,000
Roanoke Indl. Dev. Auth. Hosp. Rev. (Carilion Health Sys. Proj.) Series 2002 B, 2.05% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,800,000	10,800,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,000,000	5,000,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Putters 134, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,425,000	7,425,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating VRDN Series MS 00 218, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	9,290,000	9,290,000
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,770,000	12,770,000
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.4% tender 11/1/02, CP mode	6,600,000	6,600,000
1.45% tender 11/1/02, CP mode	3,900,000	3,900,000
		103,810,000
Washington - 7.0%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series Merlots 01 A46, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,185,000	5,185,000
Energy Northwest Elec. Rev. Participating VRDN:
Series PA 825, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,245,000	6,245,000
Series Putters 256, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,795,000	6,795,000

	Principal Amount	Value (Note 1)
Everett Gen. Oblig. 1.75%, LOC Bank of America NA, VRDN (a)	$ 2,600,000	$ 2,600,000
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PA 952, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,495,000	10,495,000
King County Gen. Oblig. BAN 3.25% 10/1/02	3,700,000	3,700,000
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,800,000	1,800,000
Port of Seattle Rev.:
Participating VRDN Series Merlots 01 A53, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	7,870,000	7,870,000
Series 1999 A, 1.95%, LOC Commerzbank AG, VRDN (a)(e)	27,200,000	27,200,000
Seattle Muni. Lt. & Pwr. Rev. RAN 4.5% 3/28/03	3,000,000	3,033,163
Tacoma Elec. Sys. Rev. Participating VRDN Series MS 00 512X, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	7,220,000	7,220,000
Washington Gen. Oblig.:
Bonds (Motor Vehicle Fuel Tax Proj.) Series C, 3.25% 1/1/03 (FSA Insured)	8,185,000	8,217,757
Participating VRDN:
Series EGL 00 4703, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	14,140,000	14,140,000
Series EGL 00 4704, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	3,065,000	3,065,000
Series EGL 00 4705, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	8,235,000	8,235,000
Series EGL 96 4701, 1.77% (Liquidity Facility Citibank NA, New York) (a)(c)	4,015,000	4,015,000
Series MS 00 388, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	12,145,000	12,145,000
Series MS 00 390, 1.76% (Liquidity Facility Morgan Stanley) (a)(c)	7,960,000	7,960,000
Series RobIns 6, 1.77% (Liquidity Facility Bank of New York NA) (a)(c)	13,095,000	13,095,000
Series SGA 34, 1.75% (Liquidity Facility Societe Generale) (a)(c)	5,080,000	5,080,000
Series SGA 36, 1.75% (Liquidity Facility Societe Generale) (a)(c)	2,000,000	2,000,000
Washington Health Care Facilities Auth. Rev. (Providence Svcs. Proj.) Series 2002 A, 2.05% (MBIA Insured), VRDN (a)	9,900,000	9,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Higher Ed. Facilities Auth. Rev. (Univ. of Puget Sound Proj.) Series 2001, 1.8%, VRDN (a)	$ 5,310,000	$ 5,310,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Participating VRDN Series Merlots 00 A14, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,825,000	5,825,000
		181,130,920
West Virginia - 0.7%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998,
1.78%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,530,000	4,530,000
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 1.78%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	5,300,000	5,300,000
Weirton Muni. Hosp. Bldg. Commission Hosp. Rev. Bonds (Weirton Med. Ctr., Inc. Proj.) Series 2001 B, 3.5%, tender 12/1/02, LOC PNC Bank NA, Pittsburgh (a)	7,250,000	7,266,037
		17,096,037
Wisconsin - 2.4%
Manitowoc Cmnty. Dev. Auth. Multi-family Rev. (Great Lakes Training Dev. Corp. Proj.) Series 2002 A, 1.88%, VRDN (a)	12,500,000	12,500,000
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	21,900,000	22,017,186
Stevens Point Area Pub. School District BAN 2.25% 6/2/03	3,300,000	3,300,000
Wisconsin Gen. Oblig. Participating VRDN Series ROC II R79, 1.77% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	6,645,000	6,645,000
Wisconsin Health & Edl. Facilities Auth. Rev. (WHA Cap. Access Designated Pool Prog.) Series A, 2.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,300,000	3,300,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series Putters 122, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,750,000	8,750,000
Wisconsin Trans. Rev. Series 1997 A, 1.4% 12/9/02 (Liquidity Facility West LB AG), CP	6,297,000	6,297,000
		62,809,186

	Principal Amount	Value (Note 1)
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 2,105,000	$ 2,105,000
TOTAL INVESTMENT PORTFOLIO - 97.9%	2,538,838,490
NET OTHER ASSETS - 2.1%	53,878,859
NET ASSETS - 100%	$ 2,592,717,349
Total Cost for Income Tax Purposes $ 2,538,838,490
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Georgia Gen. Oblig. Bonds Series ROC II R11, 1.45%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	2/24/00	$ 7,700,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series FRRI 02 L16, 1.4%, tender 11/13/02 (Liquidity Facility Lehman Brothers, Inc.)	8/15/02	$ 3,775,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,400,000
Spring Branch Independent School District Series PA 881R, 1.45%, tender 2/20/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/12/01	$ 4,990,000
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,865,000 or 0.8% of net assets.

Income Tax Information
At May 31, 2002, the fund had a capital loss carryforward of approximately $21,000 all of which will expire on May 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 2,538,838,490
Receivable for investments sold on a delayed delivery basis		62,421,544
Interest receivable		10,886,452
Receivable from investment adviser for expense reductions		67,073
Other receivables		20,359
Total assets		2,612,233,918

Liabilities
Payable to custodian bank	$ 553,304
Payable for investments purchased on a delayed delivery basis	16,781,397
Payable for fund shares redeemed	118,832
Distributions payable	1,508,411
Accrued management fee	435,743
Distribution fees payable	22,781
Other payables and accrued expenses	96,101
Total liabilities		19,516,569

Net Assets		$ 2,592,717,349
Net Assets consist of:
Paid in capital		$ 2,592,635,046
Accumulated net realized gain (loss) on investments		82,303
Net Assets		$ 2,592,717,349

Class I: Net Asset Value, offering price and redemption price per share ($2,442,071,256 ÷ 2,441,981,536 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($27,684,721 ÷ 27,688,532 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($79,988,802 ÷ 79,996,401 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($42,972,570 ÷ 42,968,577 shares)		$ 1.00

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Interest		$ 21,914,082
Expenses
Management fee	$ 2,793,587
Transfer agent fees	207,175
Distribution fees	138,377
Accounting fees and expenses	137,416
Non-interested trustees' compensation	5,063
Custodian fees and expenses	29,367
Registration fees	87,794
Audit	16,953
Legal	7,192
Miscellaneous	7,437
Total expenses before reductions	3,430,361
Expense reductions	(744,748)	2,685,613
Net investment income		19,228,469
Net Realized Gain (Loss) on investments		98,969
Net increase in net assets resulting from operations		$ 19,327,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Operations
Net investment income	$ 19,228,469	$ 49,859,854
Net realized gain (loss)	98,969	443,401
Net increase (decrease) in net assets resulting from operations	19,327,438	50,303,255
Distributions to shareholders from net investment income	(19,228,469)	(49,859,854)
Share transactions - net increase (decrease)	(316,941,569)	957,610,123
Total increase (decrease) in net assets	(316,842,600)	958,053,524

Net Assets
Beginning of period	2,909,559,949	1,951,506,425
End of period	$ 2,592,717,349	$ 2,909,559,949

Financial Highlights - Class I

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.022	.039	.033	.032	.035
Distributions from net investment income	(.007)	(.022)	(.039)	(.033)	(.032)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.70%	2.22%	4.02%	3.38%	3.28%	3.60%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.23%	.25%	.25%	.25%	.26%
Expenses net of voluntary waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18% A	.18%	.19%	.20%	.20%	.20%
Net investment income	1.38% A	2.10%	3.93%	3.32%	3.24%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,442,071	$ 2,752,779	$ 1,852,107	$ 1,825,452	$ 1,876,635	$ 2,135,884

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.020	.038	.032	.031	.034
Distributions from net investment income	(.006)	(.020)	(.038)	(.032)	(.031)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.62%	2.07%	3.86%	3.22%	3.13%	3.44%
Ratios to Average Net Assets D
Expenses before expense reductions	.38% A	.38%	.40%	.40%	.42%	.53%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.33% A	.33%	.34%	.35%	.35%	.35%
Net investment income	1.23% A	2.00%	3.82%	3.13%	3.05%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,685	$ 43,910	$ 15,582	$ 25,937	$ 23,579	$ 30,829

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.019	.037	.031	.030	.033
Distributions from net investment income	(.006)	(.019)	(.037)	(.031)	(.030)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.58%	1.96%	3.76%	3.12%	3.03%	3.34%
Ratios to Average Net Assets D
Expenses before expense reductions	.48% A	.48%	.50%	.50%	.52%	.62%
Expenses net of voluntary waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44% A	.43%	.44%	.45%	.45%	.45%
Net investment income	1.14% A	1.87%	3.64%	3.14%	2.98%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,989	$ 112,771	$ 83,817	$ 218,157	$ 48,807	$ 37,272

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio
Financial Statements - continued

Financial Highlights - Select Class

	Six months ended September 30, 2002	Year ended March 31,
	(Unaudited)	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.003
Distributions from net investment income	(.007)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.67%	.26%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28% A
Expenses net of voluntary waivers, if any	.25% A	.25% A
Expenses net of all reductions	.23% A	.23% A
Net investment income	1.29% A	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,973	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

Each fund offers Class I, Class II, Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Money Market Portfolio, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations, and mortgage loan obligations which may be below investment-grade quality and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated July 9, 2002, due October 7, 2002	1.79%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$502,237,500
Aggregate market value of transferred assets	$517,125,504
Coupon rates of transferred assets	5.5% to 14.75%
Maturity dates of transferred assets	12/01/02 to 10/01/32
Dated September 10, 2002, due October 9, 2002	1.76%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$1,250,000,000
Aggregate maturity amount of agreements	$1,251,772,222
Aggregate market value of transferred assets	$1,277,045,463
Coupon rates of transferred assets	5% to 11.50%
Maturity dates of transferred assets	10/1/02 to10/01/32
Dated September 20, 2002 due October 21, 2002	1.75%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$1,000,000,000
Aggregate maturity amount of agreements	$1,001,506,944
Aggregate market value of transferred assets	$1,020,000,000
Coupon rates of transferred assets	5% to 13.75%
Maturity dates of transferred assets	8/15/04 to 10/1/32
Dated September 20, 2002 due October 22, 2002	1.75%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$250,388,889
Aggregate market value of transferred assets	$255,000,970
Coupon rates of transferred assets	5.5% to 9%
Maturity dates of transferred assets	12/1/05 to 9/1/32
Dated September 25, 2002, due October 23, 2002	1.75%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$500,680,555
Aggregate market value of transferred assets	$510,000,000
Coupon rates of transferred assets	5.5% to 8.5%
Maturity dates of transferred assets	1/1/09 to 10/1/32

Semiannual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated September 25, 2002, due October 24, 2002	1.77%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$750,000,000
Aggregate maturity amount of agreements	$751,069,375
Aggregate market value of transferred assets	$765,511,537
Coupon rates of transferred assets	5% to 10.50%
Maturity dates of transferred assets	3/1/08 to 9/1/32
Dated September 30, 2002, due October 1, 2002	1.89%
Number of dealers or banks	4
Maximum amount with one dealer or bank	31.8%
Aggregate principal amount of agreements	$944,673,000
Aggregate maturity amount of agreements	$944,722,504
Aggregate market value of transferred assets	$963,925,018
Coupon rates of transferred assets	0% to 7.88%
Maturity dates of transferred assets	10/17/02 to 2/15/31
Dated September 30, 2002, due October 1, 2002	1.90%
Number of dealers or banks	4
Maximum amount with one dealer or bank	31.3%
Aggregate principal amount of agreements	$367,688,000
Aggregate maturity amount of agreements	$367,707,406
Aggregate market value of transferred assets	$375,459,767
Coupon rates of transferred assets	0% to 14%
Maturity dates of transferred assets	10/3/02 to 8/15/29
Dated September 30, 2002, due October 1, 2002	1.91%
Number of dealers or banks	12
Maximum amount with one dealer or bank	21.6%
Aggregate principal amount of agreements	$6,758,000,000
Aggregate maturity amount of agreements	$6,758,357,714
Aggregate market value of transferred assets	$6,902,131,745
Coupon rates of transferred assets	0% to 14%
Maturity dates of transferred assets	10/3/02 to 2/15/31
Dated September 30, 2002, due October 1, 2002	1.95%
Number of dealers or banks	4
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$1,320,000,000
Aggregate maturity amount of agreements	$1,320,071,539
Aggregate market value of transferred assets	$1,348,929,170
Coupon rates of transferred assets	0% to 12.5%
Maturity dates of transferred assets	4/1/03 to 10/1/32
Dated September 30, 2002, due October 1, 2002	1.97%
Number of dealers or banks	10
Maximum amount with one dealer or bank	19.3%
Aggregate principal amount of agreements	$10,470,446,000
Aggregate maturity amount of agreements	$10,471,019,717
Aggregate market value of transferred assets	$10,703,235,190
Coupon rates of transferred assets	0% to 15%
Maturity dates of transferred assets	10/1/02 to 2/1/37

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Treasury Only Portfolio	.20%	|
Treasury Portfolio	.20%
Government Portfolio	.20%
Domestic Portfolio	.20%
Money Market Portfolio	.20%
Tax-Exempt Portfolio	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	.15%
Class III	.25%
Select Class	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio:
Class II	$ 170,582	$ -
Class III	269,758	-
Select Class	2,691	-
	$ 443,031	$ -
Treasury Portfolio:
Class II	$ 245,935	$ -
Class III	5,438,125	531
Select Class	7,539	-
	$ 5,691,599	$ 531
Government Portfolio:
Class II	$ 624,392	$ -
Class III	1,700,497	-
Select Class	1,803	1,065
	$ 2,326,692	$ 1,065
Domestic Portfolio:
Class II	$ 540,061	$ 9,885
Class III	1,732,581	-
Select Class	8,108	27
	$ 2,280,750	$ 9,912
Money Market Portfolio:
Class II	$ 194,523	$ -
Class III	916,232	-
Select Class	1,258	23
	$ 1,112,013	$ 23
Tax-Exempt Portfolio:
Class II	$ 26,254	$ -
Class III	105,091	-
Select Class	7,032	44
	$ 138,377	$ 44

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets*
Treasury Only Portfolio - Class I	$ 97,256.02
Treasury Only Portfolio - Class II	17,956.02
Treasury Only Portfolio - Class III	19,042.02
Treasury Only Portfolio - Select Class	1,048.02
	$ 135,302
Treasury Portfolio - Class I	$ 378,467.02
Treasury Portfolio - Class II	24,874.02
Treasury Portfolio - Class III	342,396.02
Treasury Portfolio - Select Class	4,359.03
	$ 750,096
Government Portfolio - Class I	$ 674,328.02
Government Portfolio - Class II	65,017.02
Government Portfolio - Class III	109,130.02
Government Portfolio - Select Class	801.02
	$ 849,276
Domestic Portfolio - Class I	$ 477,924.02
Domestic Portfolio - Class II	55,631.02
Domestic Portfolio - Class III	120,003.02
Domestic Portfolio - Select Class	3,029.02
	$ 656,587
Money Market Portfolio - Class I	$ 1,254,388.01
Money Market Portfolio - Class II	21,969.02
Money Market Portfolio - Class III	62,862.02
Money Market Portfolio - Select Class	405.02
	$ 1,339,624
Tax-Exempt Portfolio - Class I	$ 195,986.01
Tax-Exempt Portfolio - Class II	2,765.02
Tax-Exempt Portfolio - Class III	6,393.02
Tax-Exempt Portfolio - Select Class	2,031.01
	$ 207,175

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Treasury Only Portfolio
Class I	.20%	$ 226,354
Class II	.35%	42,731
Class III	.45%	42,012
Select Class	.25%	2,254
Treasury Portfolio
Class I	.20%	$ 664,034
Class II	.35%	42,299
Class III	.45%	576,008
Select Class	.25%	6,197
Government Portfolio
Class I	.20%	$ 1,205,805
Class II	.35%	111,061
Class III	.45%	175,352
Select Class	.25%	1,264
Domestic Portfolio
Class I	.20%	$ 971,299
Class II	.35%	121,978
Class III	.45%	221,081
Select Class	.25%	6,214
Money Market Portfolio
Class I	.18%	$ 3,817,921
Class II	.33%	59,318
Class III	.43%	169,903
Select Class	.23%	1,164
Tax-Exempt Portfolio
Class I	.20%	$ 484,993
Class II	.35%	6,050
Class III	.45%	14,354
Select Class	.25%	4,879

In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Government Portfolio	$ 12	$ -	$ -
Domestic Portfolio	1,287	-	-
Tax-Exempt Portfolio	29,367	-	131,199
Class I		71,843
Class II		673
Class III		563
Select Class		827

Semiannual Report

6. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Treasury Only Portfolio	-	2	23%
Treasury Portfolio	-	1	38%
Domestic Portfolio	-	1	14%
Money Market Portfolio	30%	-	-
Tax-Exempt Portfolio	-	1	10%

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2002	Year ended March 31, 2002
From net investment income
Treasury Only Portfolio - Class I	$ 9,526,418	$ 37,690,049
Treasury Only Portfolio - Class II	1,725,816	4,623,681
Treasury Only Portfolio - Class III	1,536,293	5,651,532
Treasury Only Portfolio - Select Class	86,575	356
Total	$ 12,875,102	$ 47,965,618
Treasury Portfolio - Class I	$ 40,623,461	$ 156,269,368
Treasury Portfolio - Class II	2,497,207	10,179,874
Treasury Portfolio - Class III	30,812,306	105,370,302
Treasury Portfolio - Select Class	244,432	344
Total	$ 74,177,406	$ 271,819,888
Government Portfolio - Class I	$ 74,973,164	$ 305,178,482
Government Portfolio - Class II	6,516,139	30,787,393
Government Portfolio - Class III	9,939,118	37,198,845
Government Portfolio - Select Class	58,249	367
Total	$ 91,486,670	$ 373,165,087
Domestic Portfolio - Class I	$ 54,346,808	$ 214,020,627
Domestic Portfolio - Class II	5,667,475	30,035,585
Domestic Portfolio - Class III	10,432,446	43,839,402
Domestic Portfolio - Select Class	267,536	6,829
Total	$ 70,714,265	$ 287,902,443
Money Market Portfolio - Class I	$ 152,583,690	$ 642,918,803
Money Market Portfolio - Class II	2,176,845	15,590,303
Money Market Portfolio - Class III	5,681,809	23,535,916
Money Market Portfolio - Select Class	43,234	381
Total	$ 160,485,578	$ 682,045,403
Tax-Exempt Portfolio - Class I	$ 18,347,041	$ 47,440,593
Tax-Exempt Portfolio - Class II	218,010	800,596
Tax-Exempt Portfolio - Class III	483,321	1,618,401
Tax-Exempt Portfolio - Select Class	180,097	264
Total	$ 19,228,469	$ 49,859,854

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended September 30, 2002	Year ended March 31, 2002
Treasury Only Portfolio Class I Shares sold	1,477,923,419	3,626,172,656
Reinvestment of distributions	4,950,480	22,164,183
Shares redeemed	(1,500,134,103)	(3,503,221,657)
Net increase (decrease)	(17,260,204)	145,115,182
Treasury Only Portfolio Class II Shares sold	637,032,794	1,020,912,335
Reinvestment of distributions	970,717	2,590,357
Shares redeemed	(649,553,537)	(956,508,084)
Net increase (decrease)	(11,550,026)	66,994,608
Treasury Only Portfolio Class III Shares sold	363,302,838	564,509,660
Reinvestment of distributions	627,542	3,017,907
Shares redeemed	(388,519,152)	(514,055,626)
Net increase (decrease)	(24,588,772)	53,471,941
Treasury Only Portfolio Select Class A Shares sold	20,660,001	100,000
Reinvestment of distributions	86,509	356
Shares redeemed	(160,751)	-
Net increase (decrease)	20,585,759	100,356
Treasury Portfolio Class I Shares sold	28,372,635,128	61,592,025,742
Reinvestment of distributions	16,670,029	50,900,296
Shares redeemed	(28,034,417,383)	(62,395,441,352)
Net increase (decrease)	354,887,774	(752,515,314)
Treasury Portfolio Class II Shares sold	1,379,453,340	3,350,963,199
Reinvestment of distributions	283,664	1,269,264
Shares redeemed	(1,506,239,868)	(3,302,097,564)
Net increase (decrease)	(126,502,864)	50,134,899
Treasury Portfolio Class III Shares sold	8,814,259,516	21,477,153,962
Reinvestment of distributions	7,321,512	26,736,402
Shares redeemed	(9,054,320,636)	(20,759,320,250)
Net increase (decrease)	(232,739,608)	744,570,114
Treasury Portfolio Select Class A Shares sold	116,768,542	100,000
Reinvestment of distributions	28,774	344
Shares redeemed	(109,727,016)	-
Net increase (decrease)	7,070,300	100,344

Semiannual Report

8. Share Transactions - continued

	Six months ended September 30, 2002	Year ended March 31, 2002
Government Portfolio Class I Shares sold	32,920,238,696	81,035,450,189
Reinvestment of distributions	37,249,005	143,738,726
Shares redeemed	(33,156,508,407)	(81,716,918,828)
Net increase (decrease)	(199,020,706)	(537,729,913)
Government Portfolio Class II Shares sold	4,025,738,581	9,334,874,850
Reinvestment of distributions	4,562,607	20,640,617
Shares redeemed	(4,248,657,643)	(9,265,475,598)
Net increase (decrease)	(218,356,455)	90,039,869
Government Portfolio Class III Shares sold	4,196,544,542	11,043,544,648
Reinvestment of distributions	4,483,128	22,731,046
Shares redeemed	(4,343,414,254)	(10,768,948,645)
Net increase (decrease)	(142,386,584)	297,327,049
Government Portfolio Select Class A Shares sold	40,248,517	100,000
Reinvestment of distributions	3,385	367
Shares redeemed	(15,134,357)	-
Net increase (decrease)	25,117,545	100,367
Domestic Portfolio Class I Shares sold	35,765,392,931	89,464,565,558
Reinvestment of distributions	31,286,883	111,828,454
Shares redeemed	(36,532,566,652)	(89,623,826,057)
Net increase (decrease)	(735,886,838)	(47,432,045)
Domestic Portfolio Class II Shares sold	1,851,384,752	7,461,455,403
Reinvestment of distributions	2,933,464	17,861,913
Shares redeemed	(2,038,576,586)	(7,888,239,903)
Net increase (decrease)	(184,258,370)	(408,922,587)
Domestic Portfolio Class III Shares sold	6,081,325,929	10,408,364,513
Reinvestment of distributions	8,976,390	38,253,486
Shares redeemed	(6,169,687,755)	(10,571,275,689)
Net increase (decrease)	(79,385,436)	(124,657,690)
Domestic Portfolio Select Class A Shares sold	120,000,003	76,100,000
Reinvestment of distributions	166,741	3,550
Shares redeemed	(25,689,503)	(71,000,000)
Net increase (decrease)	94,477,241	5,103,550

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Six months ended September 30, 2002	Year ended March 31, 2002
Money Market Portfolio Class I Shares sold	49,044,497,759	132,604,322,014
Reinvestment of distributions	98,658,646	392,333,001
Shares redeemed	(49,390,223,881)	(135,297,671,688)
Net increase (decrease)	(247,067,476)	(2,301,016,673)
Money Market Portfolio Class II Shares sold	1,201,887,560	6,199,701,647
Reinvestment of distributions	2,110,967	15,133,273
Shares redeemed	(1,349,602,323)	(6,109,452,242)
Net increase (decrease)	(145,603,796)	105,382,678
Money Market Portfolio Class III Shares sold	1,825,897,514	5,136,291,324
Reinvestment of distributions	4,529,980	18,185,417
Shares redeemed	(1,938,832,657)	(5,158,473,694)
Net increase (decrease)	(108,405,163)	(3,996,953)
Money Market Portfolio Select Class A Shares sold	9,688,393	100,000
Reinvestment of distributions	43,166	381
Shares redeemed	(3,487,083)	-
Net increase (decrease)	6,244,476	100,381
Tax-Exempt Portfolio Class I Shares sold	5,983,463,539	9,511,069,054
Reinvestment of distributions	7,364,871	14,191,978
Shares redeemed	(6,301,630,988)	(8,625,020,439)
Net increase (decrease)	(310,802,578)	900,240,593
Tax-Exempt Portfolio Class II Shares sold	135,623,022	343,567,883
Reinvestment of distributions	185,117	714,416
Shares redeemed	(152,031,335)	(315,956,645)
Net increase (decrease)	(16,223,196)	28,325,654
Tax-Exempt Portfolio Class III Shares sold	266,513,471	618,556,650
Reinvestment of distributions	397,549	1,292,610
Shares redeemed	(299,695,128)	(590,905,648)
Net increase (decrease)	(32,784,108)	28,943,612
Tax-Exempt Portfolio Select Class A Shares sold	135,500,000	100,000
Reinvestment of distributions	179,416	264
Shares redeemed	(92,811,103)	-
Net increase (decrease)	42,868,313	100,264

A Select Class commenced sale of shares on January 17, 2002.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

FIMM-SANN-1102 158250
1.537280.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com